Quarterly Holdings Report
for
Strategic Advisers® Income Opportunities Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2025
SRQ-NPRT3-0126
1.912885.115
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1074% 10/22/2037 (b)(c)(d)	100,000	99,312
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.6074% 4/22/2038 (b)(c)(d)	150,000	150,474
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.6344% 10/20/2037 (b)(c)(d)	100,000	100,439
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)	150,000	151,008
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (b)(c)(d)	100,000	99,922
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.4545% 10/15/2036 (b)(c)(d)	150,000	150,971
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.9844% 7/20/2037 (b)(c)(d)	250,000	253,253
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (b)(c)(d)	200,000	201,473
Northwoods Cap Xv Ltd / Northwoods Cap Xv LLC Series 2025-15A Class A1RR, CME Term SOFR 3 month Index + 1.05%, 5.0533% 6/20/2034 (b)(c)(d)	1,000,000	997,183
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.4844% 10/20/2037 (b)(c)(d)	100,000	100,908
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (b)(c)(d)	100,000	100,949
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (b)(c)(d)	250,000	248,295
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.9045% 10/15/2039 (b)(c)(d)	125,000	126,063
Sculptor Clo Xxviii Ltd Series 2025-28A Class AR, CME Term SOFR 3 month Index + 1.06%, 4.9444% 1/20/2035 (b)(c)(d)	1,000,000	998,433
TICP CLO VII Ltd Series 2024-7A Class ASR2, CME Term SOFR 3 month Index + 1.3%, 5.2045% 4/15/2033 (b)(c)(d)	2,250,034	2,249,386
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		6,028,069
TOTAL ASSET-BACKED SECURITIES (Cost $6,020,347)		6,028,069

Bank Loan Obligations - 2.5%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Xplore Inc /NB 1LN, term loan CME Term SOFR 3 month Index + 1.5%, 0% 10/24/2031 (b)(c)(e)(f)	375,657	225,394
Xplore Inc /NB Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.5%, 0% 10/24/2029 (b)(c)(e)(f)	110,082	102,010

TOTAL CANADA		327,404
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (b)(c)(f)	204,488	204,590
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.3603% 5/14/2029 (b)(c)(f)	34,566	34,350
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (b)(c)(f)	972,814	974,837

TOTAL FRANCE		1,009,187
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9045% 10/31/2027 (b)(c)(f)	441,101	324,209
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (b)(c)(f)	466,272	221,479
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(f)	269,571	214,983
UNITED KINGDOM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4157% 9/27/2029 (b)(c)(f)	172,068	170,886
UNITED STATES - 2.4%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.959% 11/30/2027 (b)(c)(f)	172,338	172,596
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.7098% 10/3/2031 (b)(c)(f)	59,323	38,769
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1699% 4/3/2031 (b)(c)(f)	595,000	525,897
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 3/29/2032 (b)(c)(f)	227,000	227,284
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/16/2029 (b)(c)(f)	914,257	908,206
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/15/2030 (b)(c)(f)	781,327	776,053
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 10/6/2032 (b)(c)(f)	480,000	477,302
Zayo Group Holdings Inc Tranche EXCH TL 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.0302% 3/11/2030 (b)(c)(f)	329,665	312,219
		3,438,326
Interactive Media & Services - 0.0%
Main Street Sports Group LLC Tranche EXIT 1LN, term loan 0% 1/2/2028 (e)(f)	552,838	355,658
Media - 0.3%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (b)(c)(f)	326,474	297,744
CSC Holdings LLC Tranche B-5 1LN, term loan CME Term SOFR 1 month Index + 1.5%, 8.5% 4/15/2027 (b)(c)(f)	977,399	868,057
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 1/18/2028 (b)(c)(e)(f)	1,084,117	1,080,637
EW Scripps Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.35%, 7.4234% 11/30/2029 (b)(c)(f)	428,723	417,362
Radiate Holdco LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0152% 6/26/2029 (b)(c)(f)	138,424	136,867
Radiate Holdco LLC Tranche FIFO 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 9/25/2029 (b)(c)(e)(f)	3,280,401	2,398,104
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8779% 2/19/2030 (b)(c)(f)	493,711	425,085
		5,623,856
TOTAL COMMUNICATION SERVICES		9,417,840

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/24/2032 (b)(c)(e)(f)	120,000	120,000
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4157% 5/6/2030 (b)(c)(f)	273,404	273,267
First Brands Group LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 0% 3/30/2028 (b)(c)(e)(f)	506,000	5,217
Tenneco Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/17/2028 (b)(c)(e)(f)	503,396	491,047
		889,531
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 6/20/2031 (b)(c)(f)	198,997	196,013
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (b)(c)(f)	1,673,807	1,362,479
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(f)	360,622	361,524
		1,724,003
Hotels, Restaurants & Leisure - 0.2%
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.2515% 4/2/2029 (b)(c)(f)	260,671	260,222
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (b)(c)(f)	453,393	432,990
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (b)(c)(f)	405,919	362,847
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 7/2/2032 (b)(c)(f)	292,794	278,277
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(f)(g)	22,206	21,105
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (b)(c)(f)	1,303,592	1,252,531
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2026 (b)(c)(f)	49,479	47,747
		2,655,719
Household Durables - 0.2%
SWF Holdings I Corp Tranche A1 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 12/19/2029 (b)(c)(e)(f)	53,571	53,093
SWF Holdings I Corp Tranche A2 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/6/2028 (b)(c)(e)(f)	565,150	396,735
SWF Holdings I Corp Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 12/19/2029 (b)(c)(e)(f)(g)	71,429	70,791
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2657% 6/29/2028 (b)(c)(f)	585,687	547,167
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (b)(c)(f)	870,000	868,547
		1,936,333
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8098% 6/6/2031 (b)(c)(f)	596,175	560,899
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9598% 6/6/2031 (b)(c)(f)	139,883	138,157
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6038% 9/4/2029 (b)(c)(f)	158,723	148,753
		847,809
TOTAL CONSUMER DISCRETIONARY		8,249,408

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (b)(c)(f)	265,000	260,693
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(f)(h)	4,468	2,051
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(f)(h)	1,292	593
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (b)(c)(f)	11,065	10,539
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (b)(c)(f)(i)	14,559	11,793
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.459% 7/12/2032 (b)(c)(f)	355,000	355,888
		380,864
TOTAL CONSUMER STAPLES		641,557

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.959% 2/11/2030 (b)(c)(f)	99,500	99,500
Mesquite Energy Inc 1LN, term loan 0% (c)(f)(h)(i)	373,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(f)(h)(i)	864,602	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (b)(c)(f)	2,113,543	942,936
		1,042,436
Financials - 0.5%
Capital Markets - 0.0%
Edelman Financial Engines Center LLC/The 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 10/6/2028 (b)(c)(e)(f)	145,036	145,000
Pegasus Merger Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 11/17/2028 (b)(c)(e)(f)	40,000	39,100
		184,100
Financial Services - 0.0%
MPH Acquisition Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 12/31/2030 (b)(c)(e)(f)	158,328	158,032
MPH Acquisition Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4.6%, 0% 12/31/2030 (b)(c)(e)(f)	99,749	94,885
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (b)(c)(f)	304,238	304,475
		557,392
Insurance - 0.5%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 11/6/2030 (b)(c)(f)	297,006	296,560
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2802% 1/31/2028 (b)(c)(f)	1,881,000	1,797,540
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2802% 1/20/2029 (b)(c)(f)	5,085,481	4,752,790
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7515% 5/6/2032 (b)(c)(f)	1,160,000	1,172,691
		8,019,581
TOTAL FINANCIALS		8,761,073

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (b)(c)(f)	215,000	213,858
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.0015% 6/28/2029 (b)(c)(f)(i)	121,673	94,905
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 9/24/2031 (b)(c)(f)	214,060	190,038
ModivCare Inc 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.006% 2/22/2026 (b)(c)(f)(i)	18,174	17,628
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.7515% 7/1/2031 (b)(c)(f)	162,247	66,521
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5015% 6/30/2032 (b)(c)(f)	90,000	89,581
		458,673
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1657% 10/8/2030 (b)(c)(f)	1,023,200	1,009,387
TOTAL HEALTH CARE		1,681,918

Industrials - 0.1%
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 3/18/2030 (b)(c)(f)	159,673	159,740
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.584% 8/1/2028 (b)(c)(f)	59,846	47,577
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.309% 4/12/2028 (b)(c)(f)	174,543	138,462
CP Atlas Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 7/8/2030 (b)(c)(e)(f)	155,000	147,754
		333,793
Commercial Services & Supplies - 0.1%
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1657% 8/20/2032 (b)(c)(f)	175,000	175,635
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (b)(c)(f)	59,924	50,261
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (b)(c)(f)	195,095	174,253
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7615% 10/11/2028 (b)(c)(f)	84,719	82,553
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (b)(c)(f)	371,369	361,960
		844,662
Electrical Equipment - 0.0%
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 3.75% 12/21/2029 (b)(c)(f)(g)	73,940	75,018
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.858% 12/21/2029 (b)(c)(f)	129,394	131,281
		206,299
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7353% 4/1/2031 (b)(c)(f)	74,250	74,756
Professional Services - 0.0%
Nielsen Holdings Ltd 2LN, term loan 3 month U.S. LIBOR + 0%, 0% 10/11/2029 (b)(c)(e)(f)	81,005	80,903
TOTAL INDUSTRIALS		1,700,153

Information Technology - 0.4%
Communications Equipment - 0.0%
Viasat Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 5/30/2030 (b)(c)(e)(f)	74,430	73,584
Electronic Equipment, Instruments & Components - 0.0%
Bingo Holdings I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 6/30/2032 (b)(c)(e)(f)	250,000	245,470
IT Services - 0.2%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.6662% 2/12/2029 (b)(c)(f)	35,000	30,879
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (b)(c)(f)	438,801	419,213
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	1,750,000	1,733,235
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(f)	937,408	912,098
		3,095,425
Software - 0.2%
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.2515% 7/6/2029 (b)(c)(f)	338,291	280,464
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/7/2032 (b)(c)(e)(f)	240,000	239,263
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.6657% 11/22/2032 (b)(c)(f)	877,039	881,424
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.2878% 9/13/2029 (b)(c)(f)(i)	80,663	80,663
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9157% 3/1/2029 (b)(c)(f)	304,542	280,669
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (b)(c)(f)	267,831	252,035
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.9224% 6/4/2029 (b)(c)(f)	195,000	183,300
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 9.0015% 5/9/2033 (b)(c)(f)	870,713	843,503
Skillsoft US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 7/14/2028 (b)(c)(e)(f)	388,354	312,462
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (f)	54,863	56,371
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(c)(f)	528,813	510,590
		3,920,744
TOTAL INFORMATION TECHNOLOGY		7,335,223

Materials - 0.2%
Chemicals - 0.2%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (c)(f)(g)	12,103	11,974
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9369% 6/9/2028 (b)(c)(f)	58,923	44,745
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3471% 6/12/2028 (b)(c)(f)	23,816	23,563
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (b)(c)(f)	661,720	587,403
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9598% 3/15/2029 (b)(c)(f)	449,357	436,811
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.4532% 3/15/2030 (b)(c)(f)	53,235	51,871
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 4/2/2029 (b)(c)(f)	533,797	407,554
Iris Holding Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1579% 6/28/2028 (b)(c)(f)	322,936	311,756
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (b)(c)(f)	548,251	540,143
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.7733% 12/16/2031 (b)(c)(f)	377,725	327,990
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 9/30/2031 (b)(c)(f)	60,000	44,686
Venator Finance Sarl Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 10/12/2028 (b)(c)(e)(f)	507,130	253,565
		3,042,061
Construction Materials - 0.0%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1657% 2/10/2032 (b)(c)(f)	124,375	124,487
Paper & Forest Products - 0.0%
LABL Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9404% 10/30/2028 (b)(c)(f)	25,000	17,121
Treasure Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.9061% 11/4/2031 (b)(c)(f)	93,131	91,221
		108,342
TOTAL MATERIALS		3,274,890

Utilities - 0.0%
Electric Utilities - 0.0%
Heritage Power LLC 1LN, term loan 0% 7/20/2028 (c)(e)(f)(i)	186,835	183,098
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (b)(c)(f)	517,601	519,760
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 10/11/2032 (b)(c)(e)(f)	20,000	20,000
		539,760
TOTAL UTILITIES		722,858

TOTAL UNITED STATES		42,827,356
TOTAL BANK LOAN OBLIGATIONS (Cost $49,285,188)		45,300,094

Common Stocks - 1.0%
	Shares	Value ($)
CANADA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Stonepeak Falcon Holdings Inc (i)	22,163	48,620
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (i)	20,547	311,134
Altice France Holding SA rights (d)(i)(j)	539	6,211

TOTAL FRANCE		317,345
JAMAICA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Digicel Ltd (i)(j)(k)	136,455	1,754,811
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat SA/Luxembourg (i)(j)	17,987	0
UNITED STATES - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Xplore Inc (i)	1,605	0
Media - 0.0%
Main Street Sports Group (i)	78,109	299,392
Main Street Sports Group warrants 6/30/2026 (i)(j)	144,700	68
		299,460
TOTAL COMMUNICATION SERVICES		299,460

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Expand Energy Corp	1,939	236,422
Mesquite Energy Inc (i)(j)	46,770	9,583,714
		9,820,136
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp (United States) (j)	26,155	423,450
Health Care Providers & Services - 0.0%
Cano Health LLC (i)(j)	18,393	218,509
Cano Health LLC warrants 6/28/2029 (i)(j)	938	2,898
		221,407
TOTAL HEALTH CARE		644,857

Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (i)(j)	24,499	735,215
Materials - 0.1%
Chemicals - 0.1%
TPC Group Inc (i)(l)	90,050	1,327,337
Venator Materials PLC (i)(j)	1,499	29,980
		1,357,317
Metals & Mining - 0.0%
Constellium SE (j)	13,102	220,245
TOTAL MATERIALS		1,577,562

Utilities - 0.2%
Electric Utilities - 0.2%
Heritage Power LLC (i)(j)	25,111	1,615,466
Heritage Power LLC (d)(i)(j)	1,104	71,024
Heritage Power LLC (i)(j)	28,900	14,450
		1,700,940
Gas Utilities - 0.0%
Ferrellgas Partners LP Class B (j)	5,047	807,520
TOTAL UTILITIES		2,508,460

TOTAL UNITED STATES		15,585,690
TOTAL COMMON STOCKS (Cost $10,872,012)		17,706,466

Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (d)	279,000	268,376
UNITED STATES - 0.4%
Communication Services - 0.3%
Interactive Media & Services - 0.1%
Snap Inc 0.125% 3/1/2028	605,000	546,782
Media - 0.2%
Cable One Inc 1.125% 3/15/2028	400,000	322,520
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	994,641	2,346,434
		2,668,954
TOTAL COMMUNICATION SERVICES		3,215,736

Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rivian Automotive Inc 4.625% 3/15/2029	320,000	355,861
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	851,000	793,983
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc 1.25% 6/1/2030	226,000	284,464
ON Semiconductor Corp 0% 5/1/2027 (m)	253,000	290,907
Wolfspeed Inc 2.5% 6/15/2031	99,000	167,743
Wolfspeed Inc 2.5% 6/15/2031 (d)	54,000	91,496
		834,610
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (d)	398,000	528,347
Terawulf Inc 0% 5/1/2032 (d)(m)	216,000	219,420
		747,767
TOTAL INFORMATION TECHNOLOGY		1,582,377

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	424,000	434,812
TOTAL UNITED STATES		6,382,769
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,035,706)		6,651,145

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Capital Markets - 0.0%
Ares Management Corp 6.75% Series B	8,624	428,268
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (i)	16,926	452,940
TOTAL FINANCIALS		881,208

Industrials - 0.0%
Aerospace & Defense - 0.0%
Boeing Co Series A, 6%	7,330	458,469
Utilities - 0.0%
Electric Utilities - 0.0%
Southern Co/The 7.125%	10,500	529,095
TOTAL UNITED STATES		1,868,772
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,697,048)		1,868,772

Fixed-Income Funds - 52.0%
	Shares	Value ($)
Artisan High Income Fund Investor Shares	27,124,045	249,269,978
BlackRock High Yield Portfolio Class K	29,393,590	213,103,526
Eaton Vance Income Fund of Boston Class A	20,955,785	110,646,545
Fidelity Capital & Income Fund (n)	20,055,178	217,398,129
NYLI MacKay High Yield Corporate Bond Fund Class A	14,785,733	77,033,670
Vanguard High-Yield Corporate Fund Admiral Shares	14,468,235	80,443,387
TOTAL FIXED-INCOME FUNDS (Cost $874,577,599)		947,895,235

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Puerto Rico - 0.1%
Other - 0.1%
Puerto Rico Comwlth Gen. Oblig. 0% 11/1/2043 (c) (Cost $1,550,761)	2,566,043	1,642,268
TOTAL MUNICIPAL SECURITIES (Cost $1,550,761)		1,642,268

Non-Convertible Corporate Bonds - 39.9%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coronado Finance Pty Ltd 9.25% 10/1/2029 (d)		250,000	231,204
Materials - 0.1%
Metals & Mining - 0.1%
Mineral Resources Ltd 7% 4/1/2031 (d)		565,000	587,247
Mineral Resources Ltd 8% 11/1/2027 (d)		95,000	97,118
Mineral Resources Ltd 8.5% 5/1/2030 (d)		530,000	550,819
Mineral Resources Ltd 9.25% 10/1/2028 (d)		465,000	488,248
			1,723,432
TOTAL AUSTRALIA			1,954,636
AUSTRIA - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Benteler International AG 7.25% 6/15/2031 (d)	EUR	170,000	211,518
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		430,000	380,297
BRAZIL - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (d)(h)		1,045,000	233,881
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (d)		717,000	717,897
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		549,980	550,662
			1,268,559
TOTAL BRAZIL			1,502,440
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 7.5% 10/2/2030 (d)		505,000	490,956
Golar LNG Ltd 7.75% 9/19/2029 (d)(o)		600,000	599,844

TOTAL CAMEROON			1,090,800
CANADA - 1.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (c)		260,000	266,458
TELUS Corp 7% 10/15/2055 (c)		130,000	135,704
			402,162
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 7% 4/15/2055 (c)		1,743,000	1,811,682
Rogers Communications Inc 7.125% 4/15/2055 (c)		108,000	114,324
			1,926,006
TOTAL COMMUNICATION SERVICES			2,328,168

Consumer Discretionary - 0.3%
Distributors - 0.0%
RB Global Holdings Inc 6.75% 3/15/2028 (d)		210,000	215,001
RB Global Holdings Inc 7.75% 3/15/2031 (d)		490,000	513,566
			728,567
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		1,599,000	1,523,667
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		405,000	412,701
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		99,000	102,070
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		355,000	348,164
			2,386,602
Household Durables - 0.1%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (d)		629,000	583,398
Brookfield Residential Properties Inc / Brookfield Residential US LLC 5% 6/15/2029 (d)		175,000	168,431
Brookfield Residential Properties Inc / Brookfield Residential US LLC 6.25% 9/15/2027 (d)		563,000	563,641
Empire Communities Corp 9.75% 5/1/2029 (d)		350,000	351,750
			1,667,220
TOTAL CONSUMER DISCRETIONARY			4,782,389

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)		545,000	246,425
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		415,000	276,613
			523,038
Energy - 0.1%
Energy Equipment & Services - 0.0%
Precision Drilling Corp 6.875% 1/15/2029 (d)		195,000	196,165
Oil, Gas & Consumable Fuels - 0.1%
Baytex Energy Corp 7.375% 3/15/2032 (d)		305,000	309,851
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		932,000	988,496
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)		125,000	129,530
Vermilion Energy Inc 6.875% 5/1/2030 (d)		905,000	886,282
			2,314,159
TOTAL ENERGY			2,510,324

Financials - 0.1%
Consumer Finance - 0.0%
goeasy Ltd 6.875% 2/15/2031 (d)		405,000	382,140
goeasy Ltd 6.875% 5/15/2030 (d)		210,000	201,025
goeasy Ltd 7.375% 10/1/2030 (d)		245,000	237,121
goeasy Ltd 7.625% 7/1/2029 (d)		225,000	223,096
goeasy Ltd 9.25% 12/1/2028 (d)		35,000	36,042
			1,079,424
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc 6.875% 10/1/2033 (d)		525,000	517,912
Jones Deslauriers Insurance Management Inc 7.25% 10/1/2033 (d)	CAD	410,000	291,866
Jones Deslauriers Insurance Management Inc 8.5% 3/15/2030 (d)		800,000	837,316
			1,647,094
TOTAL FINANCIALS			2,726,518

Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (d)		1,000,000	1,003,033
Bombardier Inc 6.75% 6/15/2033 (d)		45,000	47,457
Bombardier Inc 7% 6/1/2032 (d)		130,000	136,972
Bombardier Inc 7.25% 7/1/2031 (d)		435,000	463,350
Bombardier Inc 7.45% 5/1/2034 (d)		200,000	223,798
Bombardier Inc 7.5% 2/1/2029 (d)		455,000	474,846
Bombardier Inc 8.75% 11/15/2030 (d)		280,000	302,286
			2,651,742
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)(p)		380,000	398,826
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)		258,000	276,322
TOTAL INDUSTRIALS			3,326,890

Information Technology - 0.1%
Software - 0.1%
Dye & Durham Ltd 8.625% 4/15/2029 (d)		946,000	867,624
Open Text Corp 3.875% 2/15/2028 (d)		205,000	199,933
Open Text Holdings Inc 4.125% 12/1/2031 (d)		300,000	278,876
Open Text Holdings Inc 4.125% 2/15/2030 (d)(p)		415,000	395,650
			1,742,083
Materials - 0.5%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027		931,000	933,621
Methanex Corp 5.25% 12/15/2029		465,000	465,457
Methanex Corp 5.65% 12/1/2044		1,037,000	909,580
			2,308,658
Containers & Packaging - 0.0%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (d)		550,000	550,366
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (d)		250,000	236,132
			786,498
Metals & Mining - 0.3%
Capstone Copper Corp 6.75% 3/31/2033 (d)		445,000	461,613
Champion Iron Canada Inc 7.875% 7/15/2032 (d)		620,000	652,941
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		865,000	865,830
Hudbay Minerals Inc 6.125% 4/1/2029 (d)		1,359,000	1,376,650
New Gold Inc 6.875% 4/1/2032 (d)		350,000	372,235
Taseko Mines Ltd 8.25% 5/1/2030 (d)		90,000	95,441
			3,824,710
TOTAL MATERIALS			6,919,866

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Mattamy Group Corp 4.625% 3/1/2030 (d)		1,100,000	1,067,179
Mattamy Group Corp 5.25% 12/15/2027 (d)		50,000	49,968
			1,117,147
Utilities - 0.0%
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (d)		240,000	232,129
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp 7.75% 11/15/2029		235,000	245,572
TOTAL UTILITIES			477,701

TOTAL CANADA			26,454,124
CHILE - 0.1%
Communication Services - 0.1%
Media - 0.1%
VTR Finance NV 6.375% 7/15/2028 (d)		716,000	703,027
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		231,000	237,488
TOTAL CHILE			940,515
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		1,485,000	271,013
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		475,000	350,906
			621,919
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		427,000	396,576
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)		200,000	206,702
			603,278
TOTAL COLOMBIA			1,225,197
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (d)(k)(q)		260,000	267,340
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (d)(k)(q)		260,000	272,295

TOTAL DENMARK			539,635
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)		810,000	844,427
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		370,000	359,712
TOTAL FINLAND			1,204,139
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (d)		494,404	472,504
Altice France SA 6.5% 4/15/2032 (d)		1,172,415	1,140,677
Altice France SA 6.875% 10/15/2030 (d)		103,963	102,438
Altice France SA 6.875% 7/15/2032 (d)		888,900	866,424
			2,582,043
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (d)		260,000	264,686
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Opal Bidco SAS 6.5% 3/31/2032 (d)		1,285,000	1,324,599
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (d)		755,000	803,822
Viridien 10% 10/15/2030 (d)		249,000	262,490
			1,066,312
Financials - 0.1%
Financial Services - 0.1%
Iliad Holding SAS 7% 10/15/2028 (d)		625,000	633,899
Iliad Holding SAS 7% 4/15/2032 (d)		480,000	494,800
Iliad Holding SAS 8.5% 4/15/2031 (d)		695,000	746,510
			1,875,209
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 3.375% 3/15/2030 (d)		200,000	186,273
TOTAL FRANCE			7,299,122
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (d)		325,000	315,721
ZF North America Capital Inc 6.875% 4/14/2028 (d)		85,000	86,753
ZF North America Capital Inc 6.875% 4/23/2032 (d)(p)		155,000	147,259
ZF North America Capital Inc 7.125% 4/14/2030 (d)		85,000	84,155
ZF North America Capital Inc 7.5% 3/24/2031 (d)		300,000	296,833
			930,721
Industrials - 0.1%
Machinery - 0.1%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)		1,261,000	1,263,112
TOTAL GERMANY			2,193,833
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)		275,000	270,875
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		100,000	69,000
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		86,000	75,250
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		220,000	127,600
Tullow Oil PLC 10.25% 5/15/2026 (d)		700,000	505,526

TOTAL GHANA			1,048,251
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		745,000	770,504
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (d)		273,000	277,852
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (d)		155,000	143,801
Millicom International Cellular SA 5.125% 1/15/2028 (d)		130,500	129,848
Millicom International Cellular SA 7.375% 4/2/2032 (d)		100,000	103,728

TOTAL GUATEMALA			377,377
IRELAND - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (d)		275,000	277,753
Financials - 0.2%
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		256,000	263,161
Financial Services - 0.2%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		510,000	515,727
GGAM Finance Ltd 6.875% 4/15/2029 (d)		300,000	311,289
GGAM Finance Ltd 8% 2/15/2027 (d)		625,000	639,306
GGAM Finance Ltd 8% 6/15/2028 (d)		795,000	842,193
			2,308,515
TOTAL FINANCIALS			2,571,676

TOTAL IRELAND			2,849,429
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		380,000	398,910
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		435,000	476,116
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		260,000	269,819

TOTAL ISRAEL			1,144,845
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(d)		200,000	190,711
Intesa Sanpaolo SpA 4.95% 6/1/2042 (c)(d)		200,000	170,580

TOTAL ITALY			361,291
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Holdings Ltd 0% 12/31/2030 (d)(i)(r)		34,870	1,430
Digicel Group Holdings Ltd 0% 12/31/2030 (d)(i)(r)		24,622	122

TOTAL JAMAICA			1,552
JAPAN - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Nissan Motor Co Ltd 7.5% 7/17/2030 (d)		595,000	621,056
Nissan Motor Co Ltd 7.75% 7/17/2032 (d)		1,080,000	1,135,342
Nissan Motor Co Ltd 8.125% 7/17/2035 (d)		675,000	713,471

TOTAL JAPAN			2,469,869
LUXEMBOURG - 0.3%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5% 1/15/2028 (d)		400,000	267,388
Altice Financing SA 5.75% 8/15/2029 (d)		1,401,000	935,168
Altice Financing SA 9.625% 7/15/2027 (d)		760,000	606,609
			1,809,165
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (d)		144,000	137,176
Intelsat Jackson Holdings SA 9.75% (d)(h)(i)		50,000	0
			137,176
TOTAL COMMUNICATION SERVICES			1,946,341

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (d)		960,000	994,330
Industrials - 0.1%
Electrical Equipment - 0.1%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (d)		1,077,000	1,119,492
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		600,000	521,988
TOTAL LUXEMBOURG			4,582,151
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Wynn Macau Ltd 5.625% 8/26/2028 (d)		700,000	694,645
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)		264,000	266,722
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
VZ Secured Financing BV 5% 1/15/2032 (d)		465,000	422,496
Ziggo BV 4.875% 1/15/2030 (d)		140,000	132,640
			555,136
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 8.25% 7/15/2030 (d)		270,000	284,254
TOTAL NETHERLANDS			839,390
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		283,000	280,934
IHS Holding Ltd 6.25% 11/29/2028 (d)		90,000	89,437
IHS Holding Ltd 7.875% 5/29/2030 (d)		175,000	178,063
IHS Holding Ltd 8.25% 11/29/2031 (d)		275,000	285,175

TOTAL NIGERIA			833,609
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		940,000	971,540
TGS ASA 8.5% 1/15/2030 (d)		240,000	248,849

TOTAL NORWAY			1,220,389
PANAMA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		1,905,000	1,921,173
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		1,122,000	1,165,856
TOTAL PANAMA			3,087,029
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (d)		325,000	329,615
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		845,000	772,744
SWITZERLAND - 0.2%
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		935,000	900,342
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		895,000	900,587
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		514,000	532,325
			2,333,254
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		425,000	289,000
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		100,000	69,400
Consolidated Energy Finance SA 6.5% 5/15/2026 (d)		705,000	668,591
			1,026,991
TOTAL SWITZERLAND			3,360,245
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		275,000	285,142
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (d)		400,000	402,000
UNITED KINGDOM - 0.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect US Finco LLC 9% 9/15/2029 (d)		790,000	838,981
Virgin Media Finance PLC 5% 7/15/2030 (d)		410,000	362,859
			1,201,840
Media - 0.0%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (d)		425,000	417,286
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		47,000	42,950
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (d)		1,455,000	1,342,611
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (d)		200,000	199,173
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (d)		225,000	234,680
			1,819,414
TOTAL COMMUNICATION SERVICES			3,438,540

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		285,000	299,584
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		260,000	278,793
			578,377
Hotels, Restaurants & Leisure - 0.0%
Motion Finco Sarl 8.375% 2/15/2032 (d)		645,000	554,912
Household Durables - 0.0%
Miller Homes Group Finco PLC 7% 5/15/2029 (d)	GBP	295,000	391,720
Miller Homes Group Finco PLC 7% 5/15/2029 (o)	GBP	120,000	159,344
			551,064
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		590,000	599,989
TOTAL CONSUMER DISCRETIONARY			2,284,342

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Iceland Bondco PLC 10.875% 12/15/2027 (d)	GBP	96,221	134,814
Iceland Bondco PLC 3 month EURIBOR + 5.5%, 7.564% 12/15/2027 (b)(c)(d)	EUR	100,000	116,944
			251,758
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (d)		1,155,000	1,258,226
Harbour Energy PLC 5.5% 10/15/2026 (d)		60,000	59,550
			1,317,776
Financials - 0.0%
Consumer Finance - 0.0%
Jerrold Finco PLC 7.5% 6/15/2031 (d)	GBP	245,000	328,999
Financial Services - 0.0%
Zegona Finance PLC 8.625% 7/15/2029 (d)		341,000	361,250
TOTAL FINANCIALS			690,249

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		915,000	915,127
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		250,000	257,188
			1,172,315
TOTAL UNITED KINGDOM			9,154,980
UNITED STATES - 35.4%
Communication Services - 4.4%
Diversified Telecommunication Services - 1.2%
APLD ComputeCo LLC 9.25% 12/15/2030 (d)		990,000	954,112
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		515,000	507,089
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)		290,000	284,286
Cipher Compute LLC 7.125% 11/15/2030 (d)		1,341,000	1,362,375
Connect Holdings LLC 10.5% 4/3/2031 (d)		255,000	241,711
Frontier Communications Holdings LLC 5% 5/1/2028 (d)		1,370,000	1,374,828
Frontier Communications Holdings LLC 5.875% 10/15/2027 (d)		425,000	425,574
Frontier Communications Holdings LLC 5.875% 11/1/2029		550,000	558,102
Frontier Communications Holdings LLC 6% 1/15/2030 (d)		1,640,000	1,665,049
Frontier Communications Holdings LLC 6.75% 5/1/2029 (d)		200,000	201,875
Frontier Communications Holdings LLC 8.75% 5/15/2030 (d)		905,000	946,130
Level 3 Financing Inc 3.625% 1/15/2029 (d)		257,000	231,393
Level 3 Financing Inc 3.75% 7/15/2029 (d)		170,000	150,199
Level 3 Financing Inc 3.875% 10/15/2030 (d)		1,088,000	973,510
Level 3 Financing Inc 4% 4/15/2031 (d)		1,140,000	1,003,196
Level 3 Financing Inc 4.25% 7/1/2028 (d)		37,000	34,965
Level 3 Financing Inc 4.5% 4/1/2030 (d)		825,000	760,031
Level 3 Financing Inc 4.875% 6/15/2029 (d)		490,000	466,725
Level 3 Financing Inc 6.875% 6/30/2033 (d)		2,105,000	2,143,705
Level 3 Financing Inc 7% 3/31/2034 (d)		3,380,000	3,461,931
Lumen Technologies Inc 4.125% 4/15/2030 (d)		75,000	74,359
Lumen Technologies Inc 4.5% 1/15/2029 (d)		45,000	41,701
Windstream Services LLC 7.5% 10/15/2033 (d)		1,370,000	1,394,223
WULF Compute LLC 7.75% 10/15/2030 (d)		2,005,000	2,073,011
Zayo Group Holdings Inc 9.25% 3/9/2030 pay-in-kind (c)(d)		221,941	204,496
			21,534,576
Entertainment - 0.1%
Cinemark USA Inc 5.25% 7/15/2028 (d)		575,000	573,502
Cinemark USA Inc 7% 8/1/2032 (d)		1,365,000	1,422,742
Playtika Holding Corp 4.25% 3/15/2029 (d)		500,000	452,200
			2,448,444
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (d)		430,000	442,958
Snap Inc 6.875% 3/15/2034 (d)		220,000	224,884
			667,842
Media - 3.1%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		369,000	312,728
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(p)		585,000	495,687
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		540,000	497,465
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		620,000	558,538
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)		1,515,000	1,330,937
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)(p)		1,010,000	928,024
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)		250,000	238,119
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)		900,000	892,484
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)		250,000	249,647
CCO Holdings LLC / CCO Holdings Capital Corp 6.375% 9/1/2029 (d)		1,352,000	1,371,517
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 3/1/2031 (d)		1,795,000	1,831,530
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		2,600,000	2,491,133
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)(p)		980,000	1,019,991
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)		850,000	893,406
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		1,320,000	1,305,665
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (d)		1,405,000	1,405,411
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		285,000	300,277
CMG Media Corp 8.875% 6/18/2029 (d)		1,135,000	930,700
CSC Holdings LLC 11.25% 5/15/2028 (d)		520,000	403,354
CSC Holdings LLC 11.75% 1/31/2029 (d)		1,280,000	902,293
CSC Holdings LLC 3.375% 2/15/2031 (d)		1,067,000	592,546
CSC Holdings LLC 4.125% 12/1/2030 (d)		1,512,000	862,379
CSC Holdings LLC 4.5% 11/15/2031 (d)		375,000	212,020
CSC Holdings LLC 4.625% 12/1/2030 (d)		1,005,000	358,924
CSC Holdings LLC 5.375% 2/1/2028 (d)		811,000	587,830
CSC Holdings LLC 5.5% 4/15/2027 (d)		800,000	690,302
CSC Holdings LLC 5.75% 1/15/2030 (d)		1,545,000	570,741
CSC Holdings LLC 6.5% 2/1/2029 (d)		510,000	320,303
CSC Holdings LLC 7.5% 4/1/2028 (d)		970,000	582,000
Directv Financing LLC / Directv Financing Co-Obligor Inc 10% 2/15/2031 (d)		1,415,000	1,405,560
Discovery Communications LLC 5% 9/20/2037		125,000	106,325
Discovery Communications LLC 6.35% 6/1/2040		150,000	135,233
DISH DBS Corp 5.125% 6/1/2029		1,173,000	992,789
DISH DBS Corp 5.25% 12/1/2026 (d)		580,000	566,621
DISH DBS Corp 5.75% 12/1/2028 (d)		1,397,000	1,349,977
DISH DBS Corp 7.375% 7/1/2028		965,000	899,573
DISH DBS Corp 7.75% 7/1/2026		2,009,000	1,966,832
DISH Network Corp 11.75% 11/15/2027 (d)		1,143,000	1,193,532
EchoStar Corp 10.75% 11/30/2029		3,135,000	3,456,338
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		2,188,308	2,272,645
EW Scripps Co/The 9.875% 8/15/2030 (d)		1,180,000	1,189,156
Getty Images Inc 10.5% 11/15/2030 (d)		570,000	582,391
Gray Media Inc 5.375% 11/15/2031 (d)		728,000	547,496
Gray Media Inc 7.25% 8/15/2033 (d)		115,000	115,199
Gray Media Inc 9.625% 7/15/2032 (d)		995,000	1,031,228
iHeartCommunications Inc 7.75% 8/15/2030 (d)		320,000	273,189
iHeartCommunications Inc 9.125% 5/1/2029 (d)		750,000	693,990
Lamar Media Corp 4.875% 1/15/2029		822,000	820,330
Lamar Media Corp 5.375% 11/1/2033 (d)		410,000	410,447
Midcontinent Communications 8% 8/15/2032 (d)		725,000	731,236
News Corp 3.875% 5/15/2029 (d)		75,000	72,368
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (d)		200,000	211,950
Radiate Holdco LLC / Radiate Finance Inc 6% 3/25/2030 pay-in-kind (c)(d)		744,104	381,647
Sinclair Television Group Inc 8.125% 2/15/2033 (d)		285,000	296,904
Sirius XM Radio LLC 4% 7/15/2028 (d)		1,740,000	1,696,210
Stagwell Global LLC 5.625% 8/15/2029 (d)		1,250,000	1,214,681
Univision Communications Inc 7.375% 6/30/2030 (d)(p)		50,000	50,722
Univision Communications Inc 8% 8/15/2028 (d)		400,000	412,793
Univision Communications Inc 8.5% 7/31/2031 (d)(p)		3,093,000	3,199,693
Univision Communications Inc 9.375% 8/1/2032 (d)(p)		1,681,000	1,784,486
Warnermedia Holdings Inc 4.279% 3/15/2032		660,000	603,075
Warnermedia Holdings Inc 5.05% 3/15/2042 (p)		2,097,000	1,677,327
Warnermedia Holdings Inc 5.141% 3/15/2052		1,255,000	938,740
			56,416,634
TOTAL COMMUNICATION SERVICES			81,067,496

Consumer Discretionary - 5.8%
Automobile Components - 0.5%
Adient Global Holdings Ltd 7% 4/15/2028 (d)		200,000	205,208
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		215,000	222,586
Adient Global Holdings Ltd 8.25% 4/15/2031 (d)		1,410,000	1,481,951
American Axle & Manufacturing Inc 6.375% 10/15/2032 (d)		365,000	367,239
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)		665,000	671,612
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (d)		1,680,000	1,728,007
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		395,000	410,595
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)		450,000	461,613
Dana Financing Luxembourg Sarl 8.5% 7/15/2031 (d)	EUR	601,000	746,573
Dana Financing Luxembourg Sarl 8.5% 7/15/2031 (o)	EUR	100,000	124,222
Dana Inc 5.375% 11/15/2027		150,000	150,298
Dana Inc 5.625% 6/15/2028		150,000	150,069
Garrett Motion Holdings Inc / Garrett LX I Sarl 7.75% 5/31/2032 (d)		215,000	227,169
Hertz Corp/The 12.625% 7/15/2029 (d)		75,000	74,931
Hertz Corp/The 4.625% 12/1/2026 (d)		95,000	92,522
JB Poindexter & Co Inc 8.75% 12/15/2031 (d)		175,000	182,477
Nesco Holdings II Inc 5.5% 4/15/2029 (d)		346,000	341,667
Patrick Industries Inc 4.75% 5/1/2029 (d)		125,000	123,920
Patrick Industries Inc 6.375% 11/1/2032 (d)		175,000	179,233
Phinia Inc 6.625% 10/15/2032 (d)		55,000	56,939
Phinia Inc 6.75% 4/15/2029 (d)		140,000	144,480
Tenneco Inc 8% 11/17/2028 (d)		875,000	874,747
			9,018,058
Automobiles - 0.3%
Ford Motor Co 4.75% 1/15/2043		213,000	171,428
Nissan Motor Acceptance Co LLC 5.625% 9/29/2028 (d)		215,000	214,454
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (d)		1,010,000	1,000,962
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (d)		315,000	324,970
PM General Purchaser LLC 9.5% 10/1/2028 (d)		570,000	478,328
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)		3,075,000	2,946,273
			5,136,415
Broadline Retail - 0.3%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (d)		75,320	63,893
LSF9 Atlantis Holdings LLC / Victra Finance Corp 8.75% 9/15/2029 (d)		445,000	471,170
Match Group Holdings II LLC 3.625% 10/1/2031 (d)		435,000	398,091
Match Group Holdings II LLC 4.125% 8/1/2030 (d)		1,639,000	1,552,192
Match Group Holdings II LLC 5.625% 2/15/2029 (d)		710,000	712,653
Match Group Holdings II LLC 6.125% 9/15/2033 (d)		732,000	742,278
Saks Global Enterprises LLC 11% 12/15/2029 (d)		588,724	203,995
Wayfair LLC 6.75% 11/15/2032 (d)		270,000	275,495
Wayfair LLC 7.25% 10/31/2029 (d)(p)		689,000	716,730
Wayfair LLC 7.75% 9/15/2030 (d)(p)		910,000	969,857
			6,106,354
Distributors - 0.1%
Velocity Vehicle Group LLC 8% 6/1/2029 (d)		100,000	98,628
Windsor Holdings III LLC 8.5% 6/15/2030 (d)		1,450,000	1,525,793
			1,624,421
Diversified Consumer Services - 0.2%
Adtalem Global Education Inc 5.5% 3/1/2028 (d)		162,000	161,635
Service Corp International/US 3.375% 8/15/2030		275,000	257,700
Service Corp International/US 4% 5/15/2031		250,000	238,671
Service Corp International/US 5.75% 10/15/2032		85,000	86,735
Sotheby's 7.375% 10/15/2027 (d)		875,000	871,141
StoneMor Inc 8.5% 5/15/2029 (d)		665,000	649,361
TKC Holdings Inc 10.5% 5/15/2029 (d)		395,000	405,076
TKC Holdings Inc 6.875% 5/15/2028 (d)		190,000	191,415
			2,861,734
Hotels, Restaurants & Leisure - 2.5%
Acushnet Co 5.625% 12/1/2033 (d)		135,000	136,049
Boyd Gaming Corp 4.75% 6/15/2031 (d)		500,000	487,124
Brightstar Lottery PLC 6.25% 1/15/2027 (d)		400,000	403,598
Brinker International Inc 8.25% 7/15/2030 (d)		350,000	371,333
Caesars Entertainment Inc 4.625% 10/15/2029 (d)		1,025,000	970,069
Caesars Entertainment Inc 6% 10/15/2032 (d)(p)		145,000	138,334
Caesars Entertainment Inc 6.5% 2/15/2032 (d)(p)		710,000	722,178
Caesars Entertainment Inc 7% 2/15/2030 (d)		1,600,000	1,656,326
Carnival Corp 4% 8/1/2028 (d)		600,000	589,662
Carnival Corp 5.75% 3/15/2030 (d)		550,000	565,272
Carnival Corp 5.75% 8/1/2032 (d)		510,000	522,808
Carnival Corp 5.875% 6/15/2031 (d)		500,000	514,825
Carnival Corp 6.125% 2/15/2033 (d)		1,155,000	1,189,753
Churchill Downs Inc 5.75% 4/1/2030 (d)		1,045,000	1,053,093
Churchill Downs Inc 6.75% 5/1/2031 (d)		895,000	923,108
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		2,120,000	1,977,209
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		1,315,000	1,222,007
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)		265,000	271,622
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		545,000	561,974
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		105,000	107,537
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(p)		1,335,000	1,384,450
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		270,000	274,994
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)		250,000	240,425
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)		175,000	168,438
Life Time Inc 6% 11/15/2031 (d)(p)		775,000	790,332
Light & Wonder International Inc 6.25% 10/1/2033 (d)		1,085,000	1,091,667
Light & Wonder International Inc 7.25% 11/15/2029 (d)		2,035,000	2,090,039
Light & Wonder International Inc 7.5% 9/1/2031 (d)		335,000	351,017
Lindblad Expeditions LLC 7% 9/15/2030 (d)		325,000	333,314
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		399,000	271,320
MGM Resorts International 4.75% 10/15/2028		551,000	548,123
MGM Resorts International 5.5% 4/15/2027		337,000	339,356
MGM Resorts International 6.125% 9/15/2029		185,000	189,119
MGM Resorts International 6.5% 4/15/2032		755,000	774,952
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875% 5/1/2029 (d)		1,200,000	1,171,980
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (d)		215,000	224,843
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)		130,000	135,195
NCL Corp Ltd 5.875% 1/15/2031 (d)		35,000	34,539
NCL Corp Ltd 6.25% 3/1/2030 (d)		225,000	227,444
NCL Corp Ltd 6.25% 9/15/2033 (d)		1,060,000	1,047,309
NCL Corp Ltd 6.75% 2/1/2032 (d)		1,245,000	1,263,551
NCL Corp Ltd 7.75% 2/15/2029 (d)		1,380,000	1,464,198
NCL Finance Ltd 6.125% 3/15/2028 (d)		425,000	434,055
Penn Entertainment Inc 4.125% 7/1/2029 (d)		175,000	161,864
Penn Entertainment Inc 5.625% 1/15/2027 (d)		700,000	701,567
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (d)		75,000	37,500
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp 6.625% 2/1/2033 (d)		435,000	440,759
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp 6.25% 10/15/2030 (d)		525,000	532,987
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (d)		160,000	159,930
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)		142,000	143,096
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		515,000	526,361
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		2,000,000	2,059,234
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (d)		1,210,000	1,170,490
Six Flags Entertainment Corp / Canada's Wonderland Co / Magnum Management Corp 5.25% 7/15/2029		917,000	850,681
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada's Wonderland Co 6.625% 5/1/2032 (d)		375,000	374,084
Six Flags Entertainment Corp 7.25% 5/15/2031 (d)		1,750,000	1,668,686
Viking Cruises Ltd 5.875% 10/15/2033 (d)		810,000	823,132
Viking Cruises Ltd 7% 2/15/2029 (d)		250,000	251,281
Viking Cruises Ltd 9.125% 7/15/2031 (d)		205,000	219,914
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		475,000	475,132
Voyager Parent LLC 9.25% 7/1/2032 (d)		1,800,000	1,907,379
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (d)		400,000	402,007
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)		175,000	178,946
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (d)		205,000	221,470
Yum! Brands Inc 4.625% 1/31/2032 (p)		695,000	684,325
Yum! Brands Inc 5.375% 4/1/2032 (p)		90,000	91,335
Yum! Brands Inc 6.875% 11/15/2037		850,000	951,652
			44,268,353
Household Durables - 0.7%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (d)		622,000	588,838
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		175,000	165,813
Ashton Woods USA LLC / Ashton Woods Finance Co 6.625% 1/15/2028 (d)		25,000	24,942
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (d)		420,000	422,140
Beazer Homes USA Inc 5.875% 10/15/2027		225,000	225,264
Beazer Homes USA Inc 7.25% 10/15/2029		1,050,000	1,073,854
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		583,000	591,792
Century Communities Inc 6.625% 9/15/2033 (d)(p)		270,000	273,793
Dream Finders Homes Inc 6.875% 9/15/2030 (d)		420,000	423,274
KB Home 4.8% 11/15/2029		725,000	724,077
LGI Homes Inc 4% 7/15/2029 (d)		110,000	100,528
LGI Homes Inc 7% 11/15/2032 (d)(p)		1,025,000	1,004,164
LGI Homes Inc 8.75% 12/15/2028 (d)(p)		25,000	26,046
M/I Homes Inc 4.95% 2/1/2028		385,000	383,930
New Home Co Inc/The 8.5% 11/1/2030 (d)		255,000	262,656
New Home Co Inc/The 9.25% 10/1/2029 (d)		30,000	31,148
Newell Brands Inc 6.375% 5/15/2030		900,000	864,876
Newell Brands Inc 6.625% 5/15/2032		230,000	216,578
Newell Brands Inc 7% 4/1/2046 (s)		225,000	185,096
Newell Brands Inc 8.5% 6/1/2028 (d)		886,000	922,305
STL Holding Co LLC 8.75% 2/15/2029 (d)		300,000	316,325
SWF Holdings I Corp 6.5% 10/1/2029 (d)		25,000	8,750
TopBuild Corp 4.125% 2/15/2032 (d)		510,000	486,271
TopBuild Corp 5.625% 1/31/2034 (d)		435,000	440,938
Tri Pointe Homes Inc 5.7% 6/15/2028		455,000	460,707
Whirlpool Corp 5.75% 3/1/2034		25,000	24,032
Whirlpool Corp 6.125% 6/15/2030		585,000	590,882
Whirlpool Corp 6.5% 6/15/2033 (p)		1,519,000	1,509,487
			12,348,506
Specialty Retail - 1.1%
Advance Auto Parts Inc 7% 8/1/2030 (d)		995,000	1,015,542
Advance Auto Parts Inc 7.375% 8/1/2033 (d)		900,000	916,866
Arko Corp 5.125% 11/15/2029 (d)		430,000	358,462
Bath & Body Works Inc 6.625% 10/1/2030 (d)		1,455,000	1,478,508
Carvana Co 4.875% 9/1/2029 (d)		242,000	224,455
Carvana Co 5.5% 4/15/2027 (d)		220,000	217,250
Carvana Co 5.875% 10/1/2028 (d)		160,000	157,200
Carvana Co 9% 6/1/2030 pay-in-kind (c)(d)		2,038,846	2,137,857
Carvana Co 9% 6/1/2031 pay-in-kind (c)(d)		3,807,044	4,281,669
Champions Financing Inc 8.75% 2/15/2029 (d)(p)		335,000	333,932
Gap Inc/The 3.875% 10/1/2031 (d)		625,000	579,693
LBM Acquisition LLC 6.25% 1/15/2029 (d)		750,000	670,889
LBM Acquisition LLC 9.5% 6/15/2031 (d)		650,000	669,968
LCM Investments Holdings II LLC 4.875% 5/1/2029 (d)		425,000	418,433
Lithia Motors Inc 3.875% 6/1/2029 (d)		25,000	24,085
Lithia Motors Inc 4.625% 12/15/2027 (d)		200,000	199,770
Lithia Motors Inc 5.5% 10/1/2030 (d)		175,000	175,875
Mavis Tire Express Services Topco Corp 6.5% 5/15/2029 (d)		1,100,000	1,090,580
Park River Holdings Inc 8% 3/15/2031 (d)		355,000	366,733
Park River Holdings Inc 8.75% 12/31/2030 (d)		451,270	436,604
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (d)		860,000	866,586
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		250,000	261,514
SGUS LLC 11% 12/15/2029 (d)		313,912	254,380
Staples Inc 10.75% 9/1/2029 (d)		1,000,000	982,841
Staples Inc 12.75% 1/15/2030 (d)		423,925	334,135
Valvoline Inc 3.625% 6/15/2031 (d)		250,000	230,442
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)		1,271,000	1,339,288
White Cap Supply Holdings LLC 7.375% 11/15/2030 (d)		235,000	239,681
			20,263,238
Textiles, Apparel & Luxury Goods - 0.1%
Kontoor Brands Inc 4.125% 11/15/2029 (d)		225,000	213,824
Under Armour Inc 7.25% 7/15/2030 (d)		340,000	338,580
Wolverine World Wide Inc 4% 8/15/2029 (d)		945,000	866,282
			1,418,686
TOTAL CONSUMER DISCRETIONARY			103,045,765

Consumer Staples - 0.7%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)		405,000	407,375
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		785,000	752,597
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (d)		25,000	24,981
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)(p)		348,000	345,379
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (d)		235,000	238,212
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)		295,000	297,379
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		260,000	269,233
C&S Group Enterprises LLC 5% 12/15/2028 (d)		290,000	269,359
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		512,000	534,901
Performance Food Group Inc 6.125% 9/15/2032 (d)(p)		753,000	774,680
US Foods Inc 5.75% 4/15/2033 (d)(p)		170,000	173,060
US Foods Inc 6.875% 9/15/2028 (d)		95,000	98,258
US Foods Inc 7.25% 1/15/2032 (d)		215,000	226,525
			4,004,564
Food Products - 0.5%
B&G Foods Inc 5.25% 9/15/2027		890,000	869,216
B&G Foods Inc 8% 9/15/2028 (d)		525,000	520,829
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (c)(d)		1,018,858	1,082,560
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (d)		595,000	620,809
Darling Ingredients Inc 6% 6/15/2030 (d)		875,000	888,550
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)		985,000	955,577
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		360,000	344,568
Post Holdings Inc 4.5% 9/15/2031 (d)		525,000	495,056
Post Holdings Inc 4.625% 4/15/2030 (d)(p)		599,000	583,435
Post Holdings Inc 6.25% 10/15/2034 (d)		300,000	304,693
Post Holdings Inc 6.25% 2/15/2032 (d)		590,000	609,215
Post Holdings Inc 6.375% 3/1/2033 (d)(p)		815,000	824,915
TreeHouse Foods Inc 4% 9/1/2028		370,000	366,323
			8,465,746
Household Products - 0.0%
Energizer Holdings Inc 4.75% 6/15/2028 (d)		209,000	206,400
Energizer Holdings Inc 6% 9/15/2033 (d)		375,000	353,993
Resideo Funding Inc 6.5% 7/15/2032 (d)		72,000	73,710
			634,103
TOTAL CONSUMER STAPLES			13,511,788

Energy - 4.3%
Energy Equipment & Services - 0.5%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (d)		160,000	170,195
Kodiak Gas Services LLC 6.5% 10/1/2033 (d)		275,000	280,514
Kodiak Gas Services LLC 6.75% 10/1/2035 (d)		285,000	292,834
Nabors Industries Inc 7.625% 11/15/2032 (d)		220,000	213,314
Nabors Industries Inc 8.875% 8/15/2031 (d)(p)		390,000	380,835
Nabors Industries Inc 9.125% 1/31/2030 (d)		540,000	566,158
Nabors Industries Ltd 7.5% 1/15/2028 (d)		680,000	680,877
Noble Finance II LLC 8% 4/15/2030 (d)		315,000	327,247
SESI LLC 7.875% 9/30/2030 (d)		100,000	99,503
Star Holding LLC 8.75% 8/1/2031 (d)		165,000	166,571
Tidewater Inc 9.125% 7/15/2030 (d)		125,000	133,638
Transocean Aquila Ltd 8% 9/30/2028 (d)		25,308	25,977
Transocean International Ltd 6.8% 3/15/2038		185,000	165,683
Transocean International Ltd 7.875% 10/15/2032 (d)		545,000	568,114
Transocean International Ltd 8.25% 5/15/2029 (d)		1,235,000	1,256,263
Transocean International Ltd 8.5% 5/15/2031 (d)		830,000	836,747
Transocean International Ltd 8.75% 2/15/2030 (d)		2,013,750	2,099,548
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (d)(p)		270,000	272,420
Valaris Ltd 8.375% 4/30/2030 (d)		690,000	719,851
WBI Operating LLC 6.25% 10/15/2030 (d)		535,000	535,214
WBI Operating LLC 6.5% 10/15/2033 (d)		535,000	534,741
Weatherford International Ltd 6.75% 10/15/2033 (d)		185,000	189,344
			10,515,588
Oil, Gas & Consumable Fuels - 3.8%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)		1,117,000	1,167,178
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (d)		321,000	322,059
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (d)		465,000	465,552
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (d)(p)		135,000	135,667
Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625% 2/1/2032 (d)		340,000	352,425
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (d)		310,000	317,086
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (d)		565,000	575,845
Ascent Resources Utica Holdings LLC / ARU Finance Corp 9% 11/1/2027 (d)		365,000	422,488
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (d)		50,000	52,147
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (d)		70,000	74,431
California Resources Corp 7% 1/15/2034 (d)		25,000	24,937
California Resources Corp 8.25% 6/15/2029 (d)(p)		854,000	893,519
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (d)		260,000	259,200
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		637,000	636,351
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		147,000	153,166
Civitas Resources Inc 8.375% 7/1/2028 (d)		665,000	685,843
Civitas Resources Inc 8.625% 11/1/2030 (d)		1,235,000	1,293,736
Civitas Resources Inc 8.75% 7/1/2031 (d)		555,000	577,945
Civitas Resources Inc 9.625% 6/15/2033 (d)		875,000	943,664
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		110,000	105,504
CNX Resources Corp 7.25% 3/1/2032 (d)(p)		665,000	693,494
CNX Resources Corp 7.375% 1/15/2031 (d)		130,000	134,953
Comstock Resources Inc 5.875% 1/15/2030 (d)(p)		1,445,000	1,403,960
Comstock Resources Inc 6.75% 3/1/2029 (d)		1,905,000	1,910,776
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		675,000	731,207
Crescent Energy Finance LLC 7.375% 1/15/2033 (d)		2,481,000	2,350,814
Crescent Energy Finance LLC 7.625% 4/1/2032 (d)		1,335,000	1,299,838
Crescent Energy Finance LLC 8.375% 1/15/2034 (d)		145,000	142,999
Crescent Energy Finance LLC 9.25% 2/15/2028 (d)		721,000	745,558
CVR Energy Inc 8.5% 1/15/2029 (d)		400,000	411,388
DBR Land Holdings LLC 6.25% 12/1/2030 (d)		320,000	324,099
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		715,000	719,075
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)		50,000	51,223
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		370,000	387,818
Energy Transfer LP 6.5% 2/15/2056 (c)		26,000	25,632
Energy Transfer LP 6.75% 2/15/2056 (c)		26,000	25,872
Energy Transfer LP 7.375% 2/1/2031 (d)		95,000	98,862
Expand Energy Corp 5.375% 3/15/2030		195,000	197,728
Expand Energy Corp 5.875% 2/1/2029 (d)		40,000	40,038
Expand Energy Corp 6.75% 4/15/2029 (d)		40,000	40,291
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		520,000	536,462
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		298,000	301,606
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)		210,000	213,287
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)		505,000	529,502
Gulfport Energy Operating Corp 6.75% 9/1/2029 (d)		565,000	583,246
Harvest Midstream I LP 7.5% 5/15/2032 (d)		115,000	119,500
Harvest Midstream I LP 7.5% 9/1/2028 (d)		745,000	755,554
Hess Midstream Operations LP 5.5% 10/15/2030 (d)		120,000	121,251
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		325,000	330,469
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		90,000	93,130
Hilcorp Energy I LP / Hilcorp Finance Co 5.75% 2/1/2029 (d)		305,000	299,566
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (d)		1,000,000	940,813
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (d)		700,000	703,255
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (d)		610,000	574,057
Hilcorp Energy I LP / Hilcorp Finance Co 6.875% 5/15/2034 (d)		75,000	70,277
Hilcorp Energy I LP / Hilcorp Finance Co 7.25% 2/15/2035 (d)		2,210,000	2,102,292
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (d)		1,560,000	1,599,388
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (d)		305,000	312,671
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		120,000	126,658
Kinetik Holdings LP 5.875% 6/15/2030 (d)		1,805,000	1,819,388
Kinetik Holdings LP 6.625% 12/15/2028 (d)		1,610,000	1,656,261
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp 6.875% 12/1/2032 (d)		625,000	642,339
Matador Resources Co 6.5% 4/15/2032 (d)		730,000	741,368
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		430,000	412,399
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (d)		535,000	550,366
NGL Energy Operating LLC / NGL Energy Finance Corp 8.375% 2/15/2032 (d)		1,540,000	1,596,535
Occidental Petroleum Corp 7.95% 6/15/2039		1,050,000	1,245,437
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		830,000	817,480
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)		295,000	310,101
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		810,000	830,188
Permian Resources Operating LLC 7% 1/15/2032 (d)		630,000	655,988
Permian Resources Operating LLC 8% 4/15/2027 (d)		100,000	101,278
Permian Resources Operating LLC 9.875% 7/15/2031 (d)		432,000	465,474
Prairie Acquiror LP 9% 8/1/2029 (d)		75,000	77,524
Range Resources Corp 4.75% 2/15/2030 (d)		530,000	522,939
Range Resources Corp 8.25% 1/15/2029		300,000	305,991
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		280,000	274,419
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)		595,000	624,266
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		370,000	384,651
Rockies Express Pipeline LLC 7.5% 7/15/2038 (d)		200,000	216,625
SM Energy Co 6.75% 8/1/2029 (d)		120,000	119,848
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		200,000	194,734
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		610,000	597,851
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		210,000	210,667
Sunoco LP 4.5% 10/1/2029 (d)		280,000	272,813
Sunoco LP 4.625% 5/1/2030 (d)		1,475,000	1,437,887
Sunoco LP 5.625% 3/15/2031 (d)		235,000	236,337
Sunoco LP 5.875% 3/15/2034 (d)		270,000	271,739
Sunoco LP 6.25% 7/1/2033 (d)		515,000	528,968
Sunoco LP 6.625% 8/15/2032 (d)		185,000	190,722
Sunoco LP 7% 5/1/2029 (d)		630,000	655,787
Sunoco LP 7.25% 5/1/2032 (d)		1,359,000	1,434,227
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)(p)		273,000	272,845
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		2,105,000	2,097,983
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		2,935,000	2,900,797
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (d)		280,000	280,331
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 7.375% 2/15/2029 (d)		1,025,000	1,063,556
Talos Production Inc 9% 2/1/2029 (d)		95,000	99,082
Talos Production Inc 9.375% 2/1/2031 (d)(p)		100,000	105,375
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (d)		350,000	320,658
Venture Global Calcasieu Pass LLC 6.25% 1/15/2030 (d)		250,000	252,439
Venture Global LNG Inc 7% 1/15/2030 (d)		135,000	132,434
Venture Global LNG Inc 8.125% 6/1/2028 (d)		45,000	46,092
Venture Global LNG Inc 8.375% 6/1/2031 (d)		323,000	323,798
Venture Global LNG Inc 9.5% 2/1/2029 (d)		1,615,000	1,703,285
Venture Global LNG Inc 9.875% 2/1/2032 (d)		870,000	905,785
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)		1,840,000	1,903,118
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)		1,755,000	1,839,490
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)		730,000	795,463
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)		1,265,000	1,409,323
Vital Energy Inc 7.875% 4/15/2032 (d)		165,000	159,904
Vital Energy Inc 9.75% 10/15/2030		50,000	51,937
			68,573,644
TOTAL ENERGY			79,089,232

Financials - 4.9%
Banks - 0.1%
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)		573,000	594,425
Western Alliance Bancorp 3% 6/15/2031 (c)		564,000	539,737
			1,134,162
Capital Markets - 0.5%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (d)		250,000	249,577
Focus Financial Partners LLC 6.75% 9/15/2031 (d)		494,000	510,383
Hightower Holding LLC 6.75% 4/15/2029 (d)		100,000	100,102
Hightower Holding LLC 9.125% 1/31/2030 (d)		415,000	441,095
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		1,915,000	1,948,103
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)		2,005,000	2,096,987
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		1,662,000	1,750,797
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		345,000	327,704
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)(p)		625,000	609,971
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (d)		125,000	129,388
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)(p)		127,000	133,289
			8,297,396
Consumer Finance - 1.1%
Ally Financial Inc 6.646% 1/17/2040 (c)		401,000	402,892
Ally Financial Inc 6.7% 2/14/2033 (p)		738,000	772,616
Bread Financial Holdings Inc 6.75% 5/15/2031 (d)		115,000	117,401
Bread Financial Holdings Inc 8.375% 6/15/2035 (c)(d)		200,000	205,002
Capstone Borrower Inc 8% 6/15/2030 (d)		845,000	861,486
Cobra AcquisitionCo LLC 12.25% 11/1/2029 (d)		310,000	310,775
Cobra AcquisitionCo LLC 6.375% 11/1/2029 (d)		730,000	634,281
Encore Capital Group Inc 6.625% 4/15/2031 (d)		275,000	274,916
Encore Capital Group Inc 8.5% 5/15/2030 (d)(p)		545,000	580,028
Ford Motor Credit Co LLC 2.7% 8/10/2026		475,000	468,755
Ford Motor Credit Co LLC 5.73% 9/5/2030		264,000	268,676
Ford Motor Credit Co LLC 5.8% 3/8/2029		400,000	407,757
LFS Topco LLC 8.75% 7/15/2030 (d)		554,000	541,664
Navient Corp 11.5% 3/15/2031		1,135,000	1,268,429
Navient Corp 4.875% 3/15/2028		215,000	212,282
Navient Corp 5% 3/15/2027		615,000	614,456
Navient Corp 5.5% 3/15/2029 (p)		130,000	128,071
Navient Corp 5.625% 8/1/2033		1,653,000	1,489,688
Navient Corp 6.75% 6/15/2026		425,000	429,504
Navient Corp 7.875% 6/15/2032 (p)		1,045,000	1,079,749
Navient Corp 9.375% 7/25/2030		1,350,000	1,496,256
OneMain Finance Corp 3.875% 9/15/2028		1,768,000	1,715,796
OneMain Finance Corp 4% 9/15/2030		125,000	117,318
OneMain Finance Corp 5.375% 11/15/2029		125,000	124,591
OneMain Finance Corp 6.125% 5/15/2030		1,065,000	1,082,124
OneMain Finance Corp 6.5% 3/15/2033		135,000	135,653
OneMain Finance Corp 6.625% 1/15/2028		71,000	72,817
OneMain Finance Corp 6.625% 5/15/2029		290,000	300,083
OneMain Finance Corp 6.75% 3/15/2032		515,000	526,350
OneMain Finance Corp 7.125% 11/15/2031		510,000	531,365
OneMain Finance Corp 7.125% 9/15/2032		380,000	393,553
OneMain Finance Corp 7.5% 5/15/2031		1,100,000	1,155,584
PRA Group Inc 5% 10/1/2029 (d)		225,000	208,052
PRA Group Inc 8.875% 1/31/2030 (d)(p)		568,000	588,846
PROG Holdings Inc 6% 11/15/2029 (d)		970,000	954,558
SLM Corp 6.5% 1/31/2030		220,000	229,315
			20,700,689
Financial Services - 1.9%
Azorra Finance Ltd 7.25% 1/15/2031 (d)		150,000	156,572
Azorra Finance Ltd 7.75% 4/15/2030 (d)		185,000	195,291
Block Inc 3.5% 6/1/2031 (p)		750,000	703,545
Block Inc 5.625% 8/15/2030 (d)		435,000	443,236
Block Inc 6% 8/15/2033 (d)		335,000	344,298
Block Inc 6.5% 5/15/2032 (p)		671,000	701,244
Boost Newco Borrower LLC 7.5% 1/15/2031 (d)		2,895,000	3,074,345
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)		240,000	234,634
Clue Opco LLC 9.5% 10/15/2031 (d)		1,065,000	1,102,711
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (d)		255,000	258,238
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (d)		135,000	136,505
Freedom Funding Center LLC 12% 10/1/2037 pay-in-kind (c)(d)		243,000	260,618
Freedom Mortgage Corp 12.25% 10/1/2030 (d)		275,000	305,244
Freedom Mortgage Corp 6.625% 1/15/2027 (d)		535,000	535,004
Freedom Mortgage Holdings LLC 8.375% 4/1/2032 (d)		150,000	157,565
Freedom Mortgage Holdings LLC 9.125% 5/15/2031 (d)		125,000	133,750
Freedom Mortgage Holdings LLC 9.25% 2/1/2029 (d)		135,000	141,531
HA Sustainable Infrastructure Capital Inc 6.375% 7/1/2034		1,130,000	1,153,978
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)		879,000	895,637
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		303,000	303,758
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029 (p)		1,270,000	1,106,172
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027 (p)		45,000	44,421
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		185,000	184,823
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		55,000	53,166
ION Platform Finance US Inc 7.875% 9/30/2032 (d)		220,000	209,620
Jefferson Capital Holdin 8.25% 5/15/2030 (d)		180,000	188,306
LD Holdings Group LLC 6.125% 4/1/2028 (d)		125,000	115,396
Midcap Financial Issuer Trust 5.625% 1/15/2030 (d)		775,000	725,946
Midcap Financial Issuer Trust 6.5% 5/1/2028 (d)		1,580,000	1,555,897
MPH Acquisition Holdings LLC 11.5% 12/31/2030 pay-in-kind (c)(d)		263,882	283,193
MPH Acquisition Holdings LLC 5.75% 12/31/2030 (d)		525,506	462,966
NCR Atleos Corp 9.5% 4/1/2029 (d)		602,000	650,652
NFE Financing LLC 12% 11/15/2029 (d)(h)		1,052,820	266,785
P&L Development LLC / PLD Finance Corp 12% 5/15/2029 pay-in-kind (c)(d)		56,256	57,521
PennyMac Financial Services Inc 4.25% 2/15/2029 (d)		990,000	967,574
PennyMac Financial Services Inc 5.75% 9/15/2031 (d)		100,000	100,788
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)		390,000	401,867
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)		711,000	740,050
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)		715,000	746,419
PennyMac Financial Services Inc 7.125% 11/15/2030 (d)		980,000	1,028,592
PennyMac Financial Services Inc 7.875% 12/15/2029 (d)		832,000	887,403
PHH Escrow Issuer LLC/PHH Corp 9.875% 11/1/2029 (d)		225,000	229,998
Rocket Cos Inc 6.125% 8/1/2030 (d)		1,765,000	1,832,179
Rocket Cos Inc 6.375% 8/1/2033 (d)		950,000	994,810
Rocket Cos Inc 6.5% 8/1/2029 (d)		125,000	129,662
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.875% 10/15/2026 (d)		375,000	368,925
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (d)		150,000	144,882
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875% 3/1/2031 (d)		575,000	543,813
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (d)		675,000	625,382
Scientific Games Holdings LP/Scientific Games US FinCo Inc 6.625% 3/1/2030 (d)		770,000	679,914
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 5.5% 5/15/2033 (d)	EUR	450,000	540,320
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		790,000	821,136
Stonebriar ABF Issuer LLC 8.125% 12/15/2030 (d)		50,000	50,812
United Wholesale Mortgage LLC 5.5% 4/15/2029 (d)		425,000	420,605
United Wholesale Mortgage LLC 5.75% 6/15/2027 (d)		75,000	75,174
UWM Holdings LLC 6.25% 3/15/2031 (d)		810,000	813,581
UWM Holdings LLC 6.625% 2/1/2030 (d)		1,670,000	1,697,058
Walker & Dunlop Inc 6.625% 4/1/2033 (d)(p)		160,000	164,454
WEX Inc 6.5% 3/15/2033 (d)		430,000	438,563
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		1,242,000	1,289,493
			33,876,022
Insurance - 1.1%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)		100,000	97,132
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)		130,000	133,156
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		1,220,000	1,266,832
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)		1,688,000	1,756,704
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		1,110,000	1,163,367
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (d)		355,000	350,808
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		35,000	36,005
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)		100,000	101,826
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)		2,785,000	2,893,587
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		2,600,000	2,687,942
AmWINS Group Inc 4.875% 6/30/2029 (d)		425,000	414,511
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		415,000	418,486
HUB International Ltd 5.625% 12/1/2029 (d)		80,000	79,999
HUB International Ltd 7.25% 6/15/2030 (d)		2,035,000	2,132,242
HUB International Ltd 7.375% 1/31/2032 (d)		2,970,000	3,090,295
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)		1,685,000	1,742,318
Ryan Specialty LLC 4.375% 2/1/2030 (d)		255,000	249,808
Ryan Specialty LLC 5.875% 8/1/2032 (d)		305,000	311,785
USI Inc/NY 7.5% 1/15/2032 (d)		545,000	568,153
			19,494,956
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance Inc 4.625% 6/15/2029 (d)		870,000	845,221
Arbor Realty SR Inc 7.875% 7/15/2030 (d)		150,000	150,621
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (d)		270,000	272,761
Rithm Capital Corp 8% 4/1/2029 (d)		130,000	132,814
Rithm Capital Corp 8% 7/15/2030 (d)		495,000	504,536
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		190,000	188,537
Starwood Property Trust Inc 4.375% 1/15/2027 (d)		50,000	49,677
Starwood Property Trust Inc 5.25% 10/15/2028 (d)		210,000	211,435
Starwood Property Trust Inc 5.75% 1/15/2031 (d)(p)		215,000	218,515
Starwood Property Trust Inc 6% 4/15/2030 (d)		180,000	185,292
Starwood Property Trust Inc 6.5% 10/15/2030 (d)(p)		465,000	484,723
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		685,000	715,092
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		410,000	434,514
			4,393,738
TOTAL FINANCIALS			87,896,963

Health Care - 3.4%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		467,000	416,774
Health Care Equipment & Supplies - 0.5%
AdaptHealth LLC 4.625% 8/1/2029 (d)		1,113,000	1,073,990
AdaptHealth LLC 5.125% 3/1/2030 (d)		509,000	494,272
Bausch + Lomb Corp 8.375% 10/1/2028 (d)		600,000	625,500
Medline Borrower LP 3.875% 4/1/2029 (d)		1,875,000	1,820,176
Medline Borrower LP 5.25% 10/1/2029 (d)		2,055,000	2,059,800
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		3,040,000	3,144,333
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		125,000	131,646
			9,349,717
Health Care Providers & Services - 2.2%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)(p)		165,000	168,146
AMN Healthcare Inc 4% 4/15/2029 (d)		575,000	547,727
AMN Healthcare Inc 6.5% 1/15/2031 (d)		175,000	175,502
CHS/Community Health Systems Inc 10.875% 1/15/2032 (d)		1,335,000	1,441,967
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		1,280,000	1,145,138
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		1,760,000	1,662,664
CHS/Community Health Systems Inc 6% 1/15/2029 (d)		125,000	124,990
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		1,130,000	938,937
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)		750,000	797,609
Concentra Health Services Inc 6.875% 7/15/2032 (d)		350,000	366,442
CVS Health Corp 6.75% 12/10/2054 (c)(p)		221,000	229,030
CVS Health Corp 7% 3/10/2055 (c)		2,716,000	2,855,508
DaVita Inc 3.75% 2/15/2031 (d)		2,750,000	2,550,097
DaVita Inc 4.625% 6/1/2030 (d)		1,230,000	1,193,023
DaVita Inc 6.75% 7/15/2033 (d)		480,000	498,775
DaVita Inc 6.875% 9/1/2032 (d)		1,135,000	1,180,999
Global Medical Response Inc 7.375% 10/1/2032 (d)		130,000	136,968
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		143,000	134,883
LifePoint Health Inc 10% 6/1/2032 (d)		1,787,000	1,888,807
LifePoint Health Inc 11% 10/15/2030 (d)		2,150,000	2,366,821
LifePoint Health Inc 5.375% 1/15/2029 (d)		1,760,000	1,715,621
LifePoint Health Inc 8.375% 2/15/2032 (d)		225,000	241,731
LifePoint Health Inc 9.875% 8/15/2030 (d)		925,000	995,916
ModivCare Inc 5% 10/1/2029 (d)(h)		60,000	4
Molina Healthcare Inc 4.375% 6/15/2028 (d)		215,000	209,240
Molina Healthcare Inc 6.25% 1/15/2033 (d)(p)		1,148,000	1,150,603
Molina Healthcare Inc 6.5% 2/15/2031 (d)		1,270,000	1,297,323
Owens & Minor Inc 4.5% 3/31/2029 (d)(p)		155,000	109,616
Owens & Minor Inc 6.625% 4/1/2030 (d)		330,000	211,631
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		225,000	225,638
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		885,000	938,277
Radiology Partners Inc 8.5% 7/15/2032 (d)		130,000	135,038
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		22,003	21,287
Star Parent Inc 9% 10/1/2030 (d)		568,000	608,726
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		130,000	133,408
Tenet Healthcare Corp 4.25% 6/1/2029		1,375,000	1,347,753
Tenet Healthcare Corp 4.375% 1/15/2030		2,040,000	1,999,024
Tenet Healthcare Corp 5.5% 11/15/2032 (d)		655,000	665,379
Tenet Healthcare Corp 6% 11/15/2033 (d)		695,000	717,607
Tenet Healthcare Corp 6.125% 10/1/2028 (p)		1,234,000	1,239,343
Tenet Healthcare Corp 6.125% 6/15/2030		1,985,000	2,028,950
Tenet Healthcare Corp 6.75% 5/15/2031		680,000	708,480
Tenet Healthcare Corp 6.875% 11/15/2031		1,205,000	1,306,361
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		668,000	678,607
			39,089,596
Health Care Technology - 0.2%
AthenaHealth Group Inc 6.5% 2/15/2030 (d)		1,540,000	1,529,447
IQVIA Inc 6.25% 6/1/2032 (d)		1,585,000	1,657,855
IQVIA Inc 6.5% 5/15/2030 (d)		200,000	208,073
			3,395,375
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		115,000	110,954
Charles River Laboratories International Inc 4% 3/15/2031 (d)		30,000	28,379
			139,333
Pharmaceuticals - 0.5%
1261229 BC Ltd 10% 4/15/2032 (d)		3,500,000	3,618,353
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (d)		255,000	269,351
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		165,000	164,296
Bausch Health Cos Inc 11% 9/30/2028 (d)		236,000	246,683
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		560,000	506,797
Bausch Health Cos Inc 5% 1/30/2028 (d)		750,000	675,938
Bausch Health Cos Inc 5% 2/15/2029 (d)		25,000	19,877
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		1,113,000	818,055
Bausch Health Cos Inc 5.25% 2/15/2031 (d)		25,000	16,875
Bausch Health Cos Inc 6.25% 2/15/2029 (d)		160,000	131,117
Bausch Health Cos Inc 7% 1/15/2028 (d)		25,000	23,375
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		500,000	487,283
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)		2,290,000	1,917,772
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		295,000	265,469
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)		525,000	441,491
Perrigo Finance Unlimited Co 6.125% 9/30/2032		305,000	297,769
			9,900,501
TOTAL HEALTH CARE			62,291,296

Industrials - 4.4%
Aerospace & Defense - 0.8%
ATI Inc 5.125% 10/1/2031		240,000	240,457
ATI Inc 7.25% 8/15/2030		419,000	442,376
Axon Enterprise Inc 6.125% 3/15/2030 (d)		780,000	804,001
Axon Enterprise Inc 6.25% 3/15/2033 (d)		655,000	680,042
Boeing Co 2.196% 2/4/2026		150,000	149,397
Carpenter Technology Corp 5.625% 3/1/2034 (d)		375,000	381,132
OneSky Flight LLC 8.875% 12/15/2029 (d)(p)		215,000	227,533
TransDigm Inc 4.625% 1/15/2029		175,000	172,848
TransDigm Inc 6% 1/15/2033 (d)		1,145,000	1,170,767
TransDigm Inc 6.25% 1/31/2034 (d)		410,000	425,104
TransDigm Inc 6.375% 3/1/2029 (d)		615,000	633,450
TransDigm Inc 6.375% 5/31/2033 (d)		2,085,000	2,137,117
TransDigm Inc 6.625% 3/1/2032 (d)		1,690,000	1,756,540
TransDigm Inc 6.75% 1/31/2034 (d)		1,500,000	1,567,259
TransDigm Inc 6.75% 8/15/2028 (d)		110,000	112,200
TransDigm Inc 6.875% 12/15/2030 (d)		2,461,000	2,565,554
TransDigm Inc 7.125% 12/1/2031 (d)		1,524,000	1,597,752
			15,063,529
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (d)(p)		900,000	928,706
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		260,000	274,791
			1,203,497
Building Products - 0.7%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)		800,000	815,611
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (d)		265,000	278,407
Builders FirstSource Inc 4.25% 2/1/2032 (d)		275,000	261,376
Builders FirstSource Inc 5% 3/1/2030 (d)		70,000	69,706
Builders FirstSource Inc 6.375% 3/1/2034 (d)		524,000	545,021
Builders FirstSource Inc 6.375% 6/15/2032 (d)		339,000	353,065
Builders FirstSource Inc 6.75% 5/15/2035 (d)		844,000	890,162
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)		230,000	192,338
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		860,000	430,269
Cornerstone Building Brands Inc 9.5% 8/15/2029 (d)		140,000	112,414
CP Atlas Buyer Inc 9.75% 7/15/2030 (d)		270,000	273,142
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		935,000	968,990
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		175,000	183,171
Griffon Corp 5.75% 3/1/2028		150,000	150,183
JH North America Holdings Inc 6.125% 7/31/2032 (d)		125,000	128,135
Masterbrand Inc 7% 7/15/2032 (d)		25,000	25,791
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		1,049,000	1,071,609
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)		280,000	264,411
New Enterprise Stone & Lime Co Inc 5.25% 7/15/2028 (d)		970,000	970,811
Shea Homes LP / Shea Homes Funding Corp 4.75% 2/15/2028		600,000	592,500
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		175,000	172,092
Standard Building Solutions Inc 6.25% 8/1/2033 (d)(p)		795,000	815,387
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		1,145,000	1,181,234
Standard Industries Inc/NY 3.375% 1/15/2031 (d)		130,000	119,271
Standard Industries Inc/NY 4.375% 7/15/2030 (d)		920,000	892,063
Standard Industries Inc/NY 4.75% 1/15/2028 (d)		125,000	124,655
			11,881,814
Commercial Services & Supplies - 1.2%
ACCO Brands Corp 4.25% 3/15/2029 (d)		860,000	779,631
ADT Security Corp/The 5.875% 10/15/2033 (d)		270,000	274,038
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		1,295,000	1,269,769
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)(p)		1,205,000	1,245,480
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		2,032,000	2,139,405
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)		785,000	770,562
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)		715,000	702,208
Artera Services LLC 8.5% 2/15/2031 (d)(p)		1,565,000	1,352,858
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		1,270,000	1,245,434
Clean Harbors Inc 5.75% 10/15/2033 (d)		125,000	127,758
Clean Harbors Inc 6.375% 2/1/2031 (d)(p)		95,000	97,642
CoreCivic Inc 4.75% 10/15/2027		115,000	114,447
CoreCivic Inc 8.25% 4/15/2029 (p)		130,000	136,958
GEO Group Inc/The 10.25% 4/15/2031		380,000	416,973
GEO Group Inc/The 8.625% 4/15/2029		300,000	316,125
GFL Environmental Inc 3.5% 9/1/2028 (d)		90,000	88,304
GFL Environmental Inc 4% 8/1/2028 (d)		275,000	269,616
GFL Environmental Inc 4.375% 8/15/2029 (d)		455,000	448,456
GFL Environmental Inc 4.75% 6/15/2029 (d)		110,000	109,876
GFL Environmental Inc 6.75% 1/15/2031 (d)		130,000	136,477
Madison IAQ LLC 4.125% 6/30/2028 (d)		920,000	902,528
Madison IAQ LLC 5.875% 6/30/2029 (d)		885,000	875,232
Neptune Bidco US Inc 10.375% 5/15/2031 (d)		1,675,000	1,693,487
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		2,395,000	2,377,038
OT Midco Inc 10% 2/15/2030 (d)		420,000	166,447
Reworld Holding Corp 4.875% 12/1/2029 (d)		720,000	682,276
Sabre Financial Borrower LLC 11.125% 6/15/2029 (d)(q)		525,000	536,256
Veritiv Operating Co 10.5% 11/30/2030 (d)		305,000	327,794
VT Topco Inc 8.5% 8/15/2030 (d)		150,000	156,209
Waste Pro USA Inc 7% 2/1/2033 (d)		115,000	119,612
Williams Scotsman Inc 6.625% 4/15/2030 (d)(p)		240,000	247,822
Williams Scotsman Inc 6.625% 6/15/2029 (d)		450,000	464,295
Williams Scotsman Inc 7.375% 10/1/2031 (d)		691,000	719,856
			21,310,869
Construction & Engineering - 0.2%
AECOM 6% 8/1/2033 (d)		615,000	632,183
Amsted Industries Inc 4.625% 5/15/2030 (d)		415,000	409,329
Amsted Industries Inc 6.375% 3/15/2033 (d)(p)		295,000	305,198
Arcosa Inc 6.875% 8/15/2032 (d)		260,000	273,200
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/2028 (d)		430,000	456,849
Pike Corp 5.5% 9/1/2028 (d)		84,000	83,790
Pike Corp 8.625% 1/31/2031 (d)		830,000	877,481
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)(p)		585,000	586,778
			3,624,808
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/2029 (d)		204,000	199,186
Sensata Technologies BV 5.875% 9/1/2030 (d)		1,255,000	1,272,249
WESCO Distribution Inc 6.375% 3/15/2029 (d)		140,000	144,644
WESCO Distribution Inc 6.375% 3/15/2033 (d)		480,000	502,016
WESCO Distribution Inc 6.625% 3/15/2032 (d)		140,000	146,845
WESCO Distribution Inc 7.25% 6/15/2028 (d)		215,000	218,227
			2,483,167
Ground Transportation - 0.2%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 4.75% 4/1/2028 (d)		350,000	341,333
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (d)		150,000	145,397
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (d)		195,000	199,137
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (d)		800,000	823,873
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)		255,000	262,557
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		1,200,000	1,233,928
RXO Inc 7.5% 11/15/2027 (d)		95,000	96,781
Watco Cos LLC / Watco Finance Corp 7.125% 8/1/2032 (d)		615,000	642,671
XPO Inc 6.25% 6/1/2028 (d)		250,000	255,111
XPO Inc 7.125% 2/1/2032 (d)		275,000	290,571
XPO Inc 7.125% 6/1/2031 (d)		90,000	94,150
			4,385,509
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		110,000	108,427
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		170,000	180,202
			288,629
Machinery - 0.2%
Allison Transmission Inc 5.875% 12/1/2033 (d)		295,000	297,687
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(d)		485,000	524,841
Chart Industries Inc 7.5% 1/1/2030 (d)		325,000	338,631
Chart Industries Inc 9.5% 1/1/2031 (d)		220,000	234,876
Enpro Inc 6.125% 6/1/2033 (d)		765,000	790,247
Mueller Water Products Inc 4% 6/15/2029 (d)		855,000	830,424
Stevens Holding Co Inc 6.125% 10/1/2026 (d)		370,000	366,300
Terex Corp 5% 5/15/2029 (d)		410,000	407,328
Terex Corp 6.25% 10/15/2032 (d)		165,000	168,459
Titan International Inc 7% 4/30/2028		365,000	366,608
Trinity Industries Inc 7.75% 7/15/2028 (d)		190,000	197,849
			4,523,250
Passenger Airlines - 0.2%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (d)		145,000	148,439
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)		41,667	41,739
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (d)		1,445,000	1,462,008
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		382,000	377,320
United Airlines Inc 4.375% 4/15/2026 (d)		565,000	564,288
United Airlines Inc 4.625% 4/15/2029 (d)		1,525,000	1,517,285
			4,111,079
Professional Services - 0.2%
Amentum Holdings Inc 7.25% 8/1/2032 (d)(p)		305,000	320,145
CACI International Inc 6.375% 6/15/2033 (d)		925,000	964,316
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (d)		650,000	605,644
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (d)		330,000	309,915
ION Platform Finance US Inc / ION Platform Finance SARL 8.75% 5/1/2029 (d)		140,000	138,618
ION Platform Finance US Inc / ION Platform Finance SARL 9% 8/1/2029 (d)		215,000	214,741
Science Applications International Corp 5.875% 11/1/2033 (d)		410,000	408,414
TriNet Group Inc 3.5% 3/1/2029 (d)		225,000	212,309
			3,174,102
Trading Companies & Distributors - 0.5%
Alta Equipment Group Inc 9% 6/1/2029 (d)		150,000	132,992
Dcli Bidco LLC 7.75% 11/15/2029 (d)		250,000	245,810
FTAI Aviation Investors LLC 7% 6/15/2032 (d)		125,000	131,100
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)		190,000	202,285
Herc Holdings Inc 5.5% 7/15/2027 (d)		260,000	259,965
Herc Holdings Inc 6.625% 6/15/2029 (d)		330,000	342,242
Herc Holdings Inc 7% 6/15/2030 (d)		1,444,000	1,515,813
Herc Holdings Inc 7.25% 6/15/2033 (d)(p)		554,000	586,492
QXO Building Products Inc 6.75% 4/30/2032 (d)		815,000	851,118
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (d)		125,000	128,785
United Rentals North America Inc 3.75% 1/15/2032		150,000	140,929
United Rentals North America Inc 3.875% 11/15/2027		80,000	79,156
United Rentals North America Inc 3.875% 2/15/2031		995,000	951,188
United Rentals North America Inc 4% 7/15/2030		627,000	605,668
United Rentals North America Inc 4.875% 1/15/2028		470,000	469,935
United Rentals North America Inc 5.375% 11/15/2033 (d)		850,000	851,952
United Rentals North America Inc 6.125% 3/15/2034 (d)		705,000	736,302
			8,231,732
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (d)		129,000	135,007
Star Leasing Co LLC 7.625% 2/15/2030 (d)		385,000	367,808
			502,815
TOTAL INDUSTRIALS			80,784,800

Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (d)		295,000	292,354
Insight Enterprises Inc 6.625% 5/15/2032 (d)		140,000	143,326
Lightning Power LLC 7.25% 8/15/2032 (d)		118,000	125,219
Sensata Technologies Inc 3.75% 2/15/2031 (d)		270,000	252,492
Sensata Technologies Inc 4.375% 2/15/2030 (d)		75,000	73,064
Sensata Technologies Inc 6.625% 7/15/2032 (d)		200,000	209,076
TTM Technologies Inc 4% 3/1/2029 (d)		138,000	133,661
Zebra Technologies Corp 6.5% 6/1/2032 (d)		120,000	124,414
			1,353,606
IT Services - 0.4%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		1,185,000	1,173,673
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)(p)		215,000	212,929
CoreWeave Inc 9% 2/1/2031 (d)		1,025,000	927,516
CoreWeave Inc 9.25% 6/1/2030 (d)		1,125,000	1,037,932
Fortress Intermediate 3 Inc 7.5% 6/1/2031 (d)		825,000	860,831
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)(p)		570,000	545,493
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		100,000	99,996
Sabre GLBL Inc 10.75% 11/15/2029 (d)		1,084,000	953,953
Sabre GLBL Inc 11.125% 7/15/2030 (d)		254,000	219,695
Twilio Inc 3.625% 3/15/2029		670,000	648,400
			6,680,418
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc 5.875% 10/1/2033 (d)		135,000	137,433
Entegris Inc 3.625% 5/1/2029 (d)		280,000	267,146
Entegris Inc 4.375% 4/15/2028 (d)		150,000	148,543
Entegris Inc 4.75% 4/15/2029 (d)		250,000	249,511
Entegris Inc 5.95% 6/15/2030 (d)(p)		3,245,000	3,321,956
ON Semiconductor Corp 3.875% 9/1/2028 (d)		10,000	9,748
Qnity Electronics Inc 5.75% 8/15/2032 (d)		660,000	677,372
Qnity Electronics Inc 6.25% 8/15/2033 (d)		290,000	300,536
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (c)		129,378	104,796
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(d)		758,540	830,601
			6,047,642
Software - 1.0%
Central Parent Inc / CDK Global Inc 7.25% 6/15/2029 (d)		280,000	231,532
Clarivate Science Holdings Corp 4.875% 7/1/2029 (d)		200,000	189,023
Cloud Software Group Inc 8.25% 6/30/2032 (d)		1,435,000	1,511,626
Cloud Software Group Inc 9% 9/30/2029 (d)		5,390,000	5,559,964
Fair Isaac Corp 6% 5/15/2033 (d)		535,000	549,900
Gen Digital Inc 6.25% 4/1/2033 (d)		190,000	195,516
Gen Digital Inc 6.75% 9/30/2027 (d)		125,000	127,461
Gen Digital Inc 7.125% 9/30/2030 (d)		885,000	915,233
McAfee Corp 7.375% 2/15/2030 (d)		3,680,000	3,211,026
NCR Voyix Corp 5.125% 4/15/2029 (d)		533,000	528,026
Rackspace Finance LLC 3.5% 5/15/2028 (d)		396,625	160,370
SS&C Technologies Inc 5.5% 9/30/2027 (d)		275,000	274,956
SS&C Technologies Inc 6.5% 6/1/2032 (d)		400,000	416,276
UKG Inc 6.875% 2/1/2031 (d)(p)		3,455,000	3,566,783
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030 (p)		1,235,000	1,299,450
			18,737,142
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)		245,000	251,855
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		340,000	350,096
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)		85,000	90,299
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)		105,000	111,852
			804,102
TOTAL INFORMATION TECHNOLOGY			33,622,910

Materials - 2.7%
Chemicals - 1.1%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		560,274	488,839
Ashland Inc 3.375% 9/1/2031 (d)		250,000	226,007
Ashland Inc 6.875% 5/15/2043		275,000	285,346
Avient Corp 6.25% 11/1/2031 (d)		410,000	418,145
Avient Corp 7.125% 8/1/2030 (d)		1,465,000	1,512,563
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		500,000	528,466
Celanese US Holdings LLC 6.5% 4/15/2030 (p)		200,000	199,683
Celanese US Holdings LLC 6.75% 4/15/2033 (p)		635,000	631,945
Celanese US Holdings LLC 6.879% 7/15/2032 (c)		270,000	275,458
Celanese US Holdings LLC 7.05% 11/15/2030 (c)		430,000	445,733
Celanese US Holdings LLC 7.2% 11/15/2033 (c)		1,900,000	1,984,269
Chemours Co/The 4.625% 11/15/2029 (d)		395,000	352,852
Chemours Co/The 5.75% 11/15/2028 (d)(p)		565,000	548,360
Chemours Co/The 8% 1/15/2033 (d)(p)		530,000	515,631
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (d)		1,767,000	1,762,235
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (d)		460,361	250,085
GrafTech Finance Inc 4.625% 12/23/2029 (d)		510,000	375,488
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)(p)		745,000	727,729
Iris Holding Inc 10% 12/15/2028 (d)		175,000	155,068
Mativ Holdings Inc 8% 10/1/2029 (d)(p)		280,000	280,500
Methanex US Operations Inc 6.25% 3/15/2032 (d)		480,000	492,845
Olin Corp 5% 2/1/2030 (p)		985,000	968,047
Olin Corp 6.625% 4/1/2033 (d)(p)		460,000	456,928
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		1,270,000	1,227,089
Olympus Water US Holding Corp 7.25% 2/15/2033 (d)		880,000	873,538
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		445,000	445,439
Scotts Miracle-Gro Co/The 4% 4/1/2031		950,000	888,076
Scotts Miracle-Gro Co/The 4.375% 2/1/2032		150,000	140,249
SK Invictus Intermediate II Sarl 5% 10/30/2029 (d)		275,000	270,654
Solstice Advanced Materials Inc 5.625% 9/30/2033 (d)		520,000	522,845
Tronox Inc 4.625% 3/15/2029 (d)		975,000	629,802
Tronox Inc 9.125% 9/30/2030 (d)		50,000	47,142
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		1,315,000	1,237,927
WR Grace Holdings LLC 6.625% 8/15/2032 (d)(p)		395,000	392,094
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		305,000	309,937
			20,867,014
Construction Materials - 0.4%
Brundage-Bone Concrete Pumping Holdings Inc 7.5% 2/1/2032 (d)		80,000	81,052
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		3,385,000	3,514,968
Quikrete Holdings Inc 6.75% 3/1/2033 (d)		2,255,000	2,347,989
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		660,000	661,490
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		300,000	318,406
			6,923,905
Containers & Packaging - 0.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		980,000	912,125
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (d)(q)		200,000	203,475
Ball Corp 5.5% 9/15/2033		90,000	91,695
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		23,000	23,273
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)(p)		625,000	630,634
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		140,000	142,143
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(p)		750,000	751,177
Crown Americas LLC 5.875% 6/1/2033 (d)		340,000	348,073
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		414,000	413,057
Graphic Packaging International LLC 3.5% 3/15/2028 (d)		250,000	241,498
Graphic Packaging International LLC 3.75% 2/1/2030 (d)		570,000	539,796
Graphic Packaging International LLC 6.375% 7/15/2032 (d)(p)		165,000	167,789
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (d)		520,000	504,400
Owens-Brockway Glass Container Inc 7.25% 5/15/2031 (d)		40,000	40,500
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)		180,000	183,039
Trident TPI Holdings Inc 12.75% 12/31/2028 (d)		1,285,000	1,293,292
TriMas Corp 4.125% 4/15/2029 (d)		75,000	73,593
			6,559,559
Metals & Mining - 0.7%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		1,195,000	1,266,240
Alumina Pty Ltd 6.375% 9/15/2032 (d)		345,000	359,161
Arsenal AIC Parent LLC 11.5% 10/1/2031 (d)		1,085,000	1,196,986
Arsenal AIC Parent LLC 8% 10/1/2030 (d)		960,000	1,019,651
Big Riv Stl LLC / Brs Fin Corp 6.625% 1/31/2029 (d)		440,000	440,957
Century Aluminum Co 6.875% 8/1/2032 (d)		360,000	365,809
Cleveland-Cliffs Inc 6.75% 4/15/2030 (d)		330,000	337,121
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)		210,000	216,059
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		350,000	358,766
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		825,000	850,897
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)(p)		1,215,000	1,270,697
Cleveland-Cliffs Inc 7.625% 1/15/2034 (d)		310,000	321,664
Commercial Metals Co 3.875% 2/15/2031		120,000	113,517
Commercial Metals Co 4.125% 1/15/2030		140,000	135,405
Commercial Metals Co 5.75% 11/15/2033 (d)		555,000	567,559
Commercial Metals Co 6% 12/15/2035 (d)		554,000	564,345
Constellium SE 6.375% 8/15/2032 (d)		565,000	582,330
Hecla Mining Co 7.25% 2/15/2028		947,000	951,661
Kaiser Aluminum Corp 5.875% 3/1/2034 (d)		270,000	269,108
Novelis Corp 3.875% 8/15/2031 (d)		80,000	72,984
Novelis Corp 4.75% 1/30/2030 (d)		1,050,000	1,010,208
Novelis Corp 6.375% 8/15/2033 (d)		115,000	116,045
Novelis Corp 6.875% 1/30/2030 (d)		790,000	818,613
Roller Bearing Co of America Inc 4.375% 10/15/2029 (d)		225,000	221,598
			13,427,381
Paper & Forest Products - 0.1%
LABL Inc 10.5% 7/15/2027 (d)		620,000	378,077
LABL Inc 5.875% 11/1/2028 (d)		100,000	68,055
LABL Inc 8.625% 10/1/2031 (d)		175,000	106,875
LABL Inc 9.5% 11/1/2028 (d)		125,000	87,185
Magnera Corp 7.25% 11/15/2031 (d)		300,000	286,320
			926,512
TOTAL MATERIALS			48,704,371

Real Estate - 1.1%
Diversified REITs - 0.2%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		1,045,000	963,755
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (d)		555,000	547,086
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		1,060,000	1,006,114
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		527,000	505,328
			3,022,283
Health Care REITs - 0.2%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		120,000	116,714
Diversified Healthcare Trust 4.375% 3/1/2031		400,000	352,053
Diversified Healthcare Trust 4.75% 2/15/2028		25,000	23,978
Diversified Healthcare Trust 7.25% 10/15/2030 (d)		100,000	101,651
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	115,000	127,302
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,225,000	898,105
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		290,000	244,226
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,007,000	973,214
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		650,000	686,910
Omega Healthcare Investors Inc 3.25% 4/15/2033 (p)		522,000	465,421
			3,989,574
Hotel & Resort REITs - 0.2%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 5.875% 10/1/2028 (d)		100,000	100,095
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)		600,000	612,563
RHP Hotel Properties LP / RHP Finance Corp 4.5% 2/15/2029 (d)		725,000	715,188
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (d)		495,000	513,021
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)		765,000	794,964
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (d)		100,000	103,165
			2,838,996
Real Estate Management & Development - 0.5%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		85,200	85,561
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		53,000	49,396
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		91,000	87,517
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)		100,000	108,636
Brandywine Operating Partnership LP 6.125% 1/15/2031		200,000	197,744
Brandywine Operating Partnership LP 8.875% 4/12/2029		50,000	54,154
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (d)		815,000	823,905
Five Point Operating Co LP 8% 10/1/2030 (d)		95,000	99,182
Forestar Group Inc 6.5% 3/15/2033 (d)(p)		1,310,000	1,348,348
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)		50,000	53,069
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		985,000	956,203
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		1,033,000	986,894
Howard Hughes Corp/The 5.375% 8/1/2028 (d)		1,625,000	1,628,081
Hunt Cos Inc 5.25% 4/15/2029 (d)		650,000	634,855
Kennedy-Wilson Inc 4.75% 2/1/2030		275,000	263,230
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)		688,000	691,122
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)		175,000	178,771
Taylor Morrison Communities Inc 5.75% 11/15/2032 (d)		325,000	334,985
			8,581,653
Specialized REITs - 0.0%
Millrose Properties Inc 6.25% 9/15/2032 (d)		415,000	419,688
Millrose Properties Inc 6.375% 8/1/2030 (d)		560,000	571,272
SBA Communications Corp 3.125% 2/1/2029		200,000	191,165
			1,182,125
TOTAL REAL ESTATE			19,614,631

Utilities - 1.9%
Electric Utilities - 1.1%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)		60,000	54,931
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		415,000	386,681
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)(p)		120,000	119,971
Edison International 6.25% 3/15/2030 (p)		223,000	233,093
Edison International 7.875% 6/15/2054 (c)		201,000	209,053
Edison International 8.125% 6/15/2053 (c)(p)		306,000	315,984
Hawaiian Electric Co Inc 6% 10/1/2033 (d)		265,000	268,322
NRG Energy Inc 3.375% 2/15/2029 (d)		250,000	239,514
NRG Energy Inc 3.625% 2/15/2031 (d)		715,000	669,132
NRG Energy Inc 3.875% 2/15/2032 (d)		450,000	420,567
NRG Energy Inc 5.25% 6/15/2029 (d)		1,137,000	1,141,794
NRG Energy Inc 5.75% 1/15/2034 (d)(p)		430,000	433,447
NRG Energy Inc 5.75% 7/15/2029 (d)		800,000	803,990
NRG Energy Inc 6% 1/15/2036 (d)		1,110,000	1,127,308
NRG Energy Inc 6% 2/1/2033 (d)		230,000	234,875
NRG Energy Inc 6.25% 11/1/2034 (d)		985,000	1,015,071
PacifiCorp 7.375% 9/15/2055 (c)		426,000	433,174
PG&E Corp 5% 7/1/2028		335,000	332,557
PG&E Corp 5.25% 7/1/2030 (p)		1,075,000	1,064,771
PG&E Corp 7.375% 3/15/2055 (c)		1,469,000	1,518,732
Vistra Operations Co LLC 4.375% 5/1/2029 (d)		950,000	937,918
Vistra Operations Co LLC 5% 7/31/2027 (d)		1,287,000	1,291,121
Vistra Operations Co LLC 5.625% 2/15/2027 (d)		662,000	662,800
Vistra Operations Co LLC 6.875% 4/15/2032 (d)		240,000	252,420
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		2,555,000	2,713,898
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)		285,000	292,076
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (d)(p)		1,190,000	1,209,887
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)(p)		1,105,000	1,157,944
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)(p)		665,000	695,311
			20,236,342
Gas Utilities - 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027		140,000	140,547
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (d)		885,000	918,787
AmeriGas Partners LP / AmeriGas Finance Corp 9.5% 6/1/2030 (d)		240,000	254,353
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (d)		405,000	388,744
Suburban Propane Partners LP/Suburban Energy Finance Corp 5.875% 3/1/2027		175,000	175,318
			1,877,749
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The 6.95% 7/15/2055 (c)		514,000	501,417
AES Corp/The 7.6% 1/15/2055 (c)		110,000	112,213
Alpha Generation LLC 6.25% 1/15/2034 (d)		270,000	270,424
Alpha Generation LLC 6.75% 10/15/2032 (d)		810,000	833,643
Calpine Corp 4.5% 2/15/2028 (d)		350,000	349,295
Calpine Corp 4.625% 2/1/2029 (d)		120,000	119,117
Calpine Corp 5% 2/1/2031 (d)		1,685,000	1,688,631
Calpine Corp 5.125% 3/15/2028 (d)		2,304,000	2,310,463
Sunnova Energy Corp 5.875% (d)(h)(i)		595,000	1,487
Talen Energy Supply LLC 6.25% 2/1/2034 (d)		1,280,000	1,304,223
Talen Energy Supply LLC 6.5% 2/1/2036 (d)(p)		1,280,000	1,323,373
Talen Energy Supply LLC 8.625% 6/1/2030 (d)		2,310,000	2,448,921
TerraForm Power Operating LLC 5% 1/31/2028 (d)		611,000	609,931
VoltaGrid LLC 7.375% 11/1/2030 (d)		690,000	688,128
			12,561,266
TOTAL UTILITIES			34,675,357

TOTAL UNITED STATES			644,304,609
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)		605,000	623,900
First Quantum Minerals Ltd 8% 3/1/2033 (d)		615,000	647,766
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		225,000	235,721
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		936,000	988,164

TOTAL ZAMBIA			2,495,551
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $716,827,180)			726,926,047

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (i)(j)	19,744	242,653
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.75% (s)	2,600	251,602
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $568,416)		494,255

Preferred Securities - 0.9%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (c)(d)(t)	180,000	193,424
UNITED STATES - 0.9%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.625% (c)(t)	265,000	270,644
Energy Transfer LP Series G, 7.125% (c)(t)	117,000	120,491
Mesquite Energy Inc 7.25% (h)(i)(t)	3,242,000	324
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (b)(c)(p)(t)	781,000	783,412
Sunoco LP 7.875% (c)(d)(t)	405,000	418,607
Venture Global LNG Inc 9% (c)(d)(t)	3,425,000	2,968,444
		4,561,922
Financials - 0.1%
Banks - 0.1%
Bank of America Corp 6.25% (c)(t)	240,000	244,153
Bank of America Corp 6.625% (c)(t)	75,000	78,183
BW Real Estate Inc 9.5% (c)(d)(p)(t)	325,000	336,682
Citigroup Inc 3.875% (c)(t)	487,000	485,736
Citigroup Inc 6.75% (c)(t)	150,000	151,591
Citigroup Inc 6.875% (c)(t)	125,000	128,316
Citigroup Inc 6.95% (c)(t)	105,000	107,798
Wells Fargo & Co 6.85% (c)(t)	120,000	127,438
		1,659,897
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.85% (c)(t)	130,000	137,575
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(t)	331,000	305,954
Ally Financial Inc 4.7% (c)(p)(t)	270,000	264,907
		570,861
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(i)(t)	90,489	92,077
TOTAL FINANCIALS		2,460,410

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 4.125% (c)(t)	785,000	766,951
Aircastle Ltd 5.25% (c)(d)(t)	485,000	488,109
		1,255,060
Utilities - 0.4%
Electric Utilities - 0.1%
Edison International 5% (c)(t)	286,000	287,294
Edison International 5.375% (c)(t)	30,000	30,241
NRG Energy Inc 10.25% (c)(d)(t)	1,026,000	1,142,072
		1,459,607
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp 7% (c)(d)(t)	1,225,000	1,281,626
Vistra Corp 8% (c)(d)(t)	2,010,000	2,074,908
Vistra Corp 8.875% (c)(d)(t)	2,520,000	2,885,303
		6,241,837
TOTAL UTILITIES		7,701,444

TOTAL UNITED STATES		15,978,836
TOTAL PREFERRED SECURITIES (Cost $18,792,689)		16,172,260

U.S. Treasury Obligations - 1.4%
	Yield (%) (v)	Principal Amount (a)	Value ($)
US Treasury Notes 2.625% 5/31/2027 (w)(x)	3.21	1,530,000	1,509,321
US Treasury Notes 3.5% 10/31/2027	3.49	1,490,000	1,489,651
US Treasury Notes 3.5% 9/30/2027	3.50 to 3.60	3,205,000	3,204,124
US Treasury Notes 3.625% 8/31/2027	3.50	1,980,000	1,983,171
US Treasury Notes 3.75% 5/31/2030	3.61 to 3.73	798,000	803,423
US Treasury Notes 3.75% 6/30/2027	3.74 to 3.76	6,050,000	6,068,434
US Treasury Notes 4% 2/15/2034	3.87 to 4.44	4,592,000	4,628,234
US Treasury Notes 4% 5/31/2030	3.95	1,700,000	1,729,285
US Treasury Notes 4.125% 2/28/2027 (w)	3.81	2,000,000	2,012,656
US Treasury Notes 4.25% 5/15/2035	4.27	1,225,000	1,250,266
US Treasury Notes 4.625% 2/15/2035	4.38	1,000,000	1,050,585
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,538,576)			25,729,150

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (y)	4.02	2,654,411	2,654,942
Fidelity Securities Lending Cash Central Fund (y)(z)	4.02	18,240,326	18,242,150
State Street Institutional U.S. Government Money Market Fund Premier Class (Aa)	3.94	8,380,646	8,380,646
TOTAL MONEY MARKET FUNDS (Cost $29,277,591)			29,277,738

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,740,043,113)	1,825,691,499
NET OTHER ASSETS (LIABILITIES) - (0.2)% (u)	(3,819,672)
NET ASSETS - 100.0%	1,821,871,827

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	79	3/20/2026	8,954,156	31,996	31,996
CBOT 2Y US Treasury Notes Contracts (United States)	20	3/31/2026	4,177,031	4,127	4,127
CBOT 5Y US Treasury Notes Contracts (United States)	110	3/31/2026	12,073,359	19,617	19,617
CBOT US Treasury Long Bond Contracts (United States)	7	3/20/2026	822,281	7,530	7,530

TOTAL PURCHASED					63,270

Sold

Interest Rate Contracts
CBOT US Treasury Ultra Bond Contracts (United States)	3	3/20/2026	363,094	(3,419)	(3,419)

TOTAL FUTURES CONTRACTS					59,851
The notional amount of futures purchased as a percentage of Net Assets is 1.4%
The notional amount of futures sold as a percentage of Net Assets is 0.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	98,979	USD	115,287	Deutsche Bank AG	2/20/2026	44
GBP	19,857	USD	26,098	JPMorgan Chase Bank NA	1/23/2026	187
USD	2,083,738	EUR	1,782,425	JPMorgan Chase Bank NA	2/20/2026	6,834
USD	1,039,012	GBP	776,348	Citibank NA	1/23/2026	11,368

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						18,433
Unrealized Appreciation						18,433
Unrealized Depreciation						0

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Whirlpool Corp 4.75% 2/26/2029		12/20/2030	ICE	(0.01%)	Quarterly	519,000	2,803	0	2,803

Sell Protection
Carvana Co 5.5% 4/15/2027	NR	12/20/2030	JPMorgan Chase Bank NA	0.05%	Quarterly	27,000	3,323	(2,068)	1,255
Carvana Co 5.5% 4/15/2027	NR	12/20/2030	Goldman Sachs International	0.05%	Quarterly	27,000	3,323	(2,128)	1,195
5Y CDX NA HY Series 45 Index	NR	12/20/2030	ICE	5%	Quarterly	12,805,000	107,776	0	107,776

TOTAL SELL PROTECTION							114,422	(4,196)	110,226
TOTAL CREDIT DEFAULT SWAPS							117,225	(4,196)	113,029

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $647,331,667 or 35.5% of net assets.

(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $167,763 and $166,921, respectively.

(h)	Non-income producing - Security is in default.
(i)	Level 3 security.
(j)	Non-income producing.
(k)	A portion of the security sold on a delayed delivery basis.
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,327,337 or 0.1% of net assets.

(m)	Zero coupon bond which is issued at a discount.
(n)	Affiliated fund.
(o)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $883,410 or 0.0% of net assets.

(p)	Security or a portion of the security is on loan at period end.
(q)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(r)	Principal Only Strips represent the right to receive the monthly principal payments.
(s)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(t)	Security is perpetual in nature with no stated maturity date.
(u)	Includes $22,200 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(v)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(w)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,103,372.
(x)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $600,769.
(y)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(z)	Investment made with cash collateral received from securities on loan.
(Aa)	The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
TPC Group Inc	12/16/2022	975,145

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,381,011	57,949,563	58,675,386	140,596	(246)	-	2,654,942	2,654,411	0.0%
Fidelity Securities Lending Cash Central Fund	-	46,203,379	27,961,409	15,435	180	-	18,242,150	18,240,326	0.1%
Total	3,381,011	104,152,942	86,636,795	156,031	(66)	-	20,897,092

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Capital & Income Fund	177,581,108	54,200,922	28,770,409	6,952,036	366,902	14,019,606	217,398,129	20,055,178
	177,581,108	54,200,922	28,770,409	6,952,036	366,902	14,019,606	217,398,129

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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